UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1 – Schedule of Investments

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 106.0%
Corporate Bonds and Notes — 21.9%
Banking and Finance — 7.1%
Caterpillar Financial Services	3.450%	1/15/09	$100	$96
Countrywide Financial Corporation	4.541%	5/5/08	10	10	A
Countrywide Financial Corporation	4.767%	12/19/08	190	190	A
Ford Motor Credit Company	5.349%	9/28/07	450	416	A
Ford Motor Credit Company	6.625%	6/16/08	1,510	1,370
General Motors Acceptance Corporation	5.550%	7/16/07	100	93	A
General Motors Acceptance Corporation	5.654%	9/23/08	1,370	1,239	A
HSBC Finance Corporation	4.560%	5/10/10	110	110	A
John Deere Capital Corporation	3.900%	1/15/08	260	255
Nissan Motor Acceptance Corporation	4.625%	3/8/10	90	88 B
Residential Capital Corporation	5.896%	6/29/07	600	601	A
SLM Corporation	4.763%	7/27/09	250	250	A

				4,718

Cable — 0.8%
Comcast Cable Communications, Inc.	8.375%	5/1/07	230	240
Cox Communications, Inc.	5.039%	12/14/07	270	272	A

				512

Chemicals — 0.3%
The Dow Chemical Company	5.000%	11/15/07	100	100
The Dow Chemical Company	5.970%	1/15/09	100	103

				203

Computer Services and Systems — 0.5%
Electronic Data Systems Corporation	7.125%	10/15/09	290	308

Diversified Financial Services — 1.3%
Citigroup Inc.	4.738%	9/15/14	200	197
Capital One Financial Corporation	3.625%	5/17/07	90	89
Citigroup Inc.	5.000%	2/9/09	220	212
General Electric Capital Corporation	4.591%	6/15/09	100	100	A
iStar Financial Inc.	4.830%	3/3/08	260	260	A

				858

Electric — 0.8%
Appalachian Power Company	3.600%	5/15/08	300	291
Dominion Resources, Inc.	4.125%	2/15/08	100	98
Niagara Mohawk Power Corporation	7.750%	10/1/08	100	107
Southern California Edison Co.	4.968%	1/13/06	60	60	A

				556

Energy — 0.7%
CenterPoint Energy, Inc.	5.875%	6/1/08	150	152
Pacific Gas and Electric Co.	3.600%	3/1/09	90	86
Sempra Energy	4.621%	5/17/07	170	169
Sempra Energy	4.840%	5/21/08	90	90	A

				497

Environmental Services — 0.3%
Waste Management, Inc.	6.500%	11/15/08	100	103
Waste Management, Inc.	7.375%	8/1/10	100	109

				212

Food, Beverage and Tobacco — 0.6%
Altria Group, Inc.	7.200%	2/1/07	110	112
Altria Group, Inc.	7.650%	7/1/08	30	32
Altria Group, Inc.	5.625%	11/4/08	280	284

				428

Investment Banking/Brokerage — 0.3%
Lehman Brothers Holdings Inc.	4.560%	11/10/09	100	101	A
The Bear Stearns Companies Inc.	4.730%	9/9/09	100	100	A

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
				201

Manufacturing (Diversified) — 0.3%
Tyco International Group SA	4.436%	6/15/07	190	188	B

Media — 1.9%
Clear Channel Communications, Inc.	6.625%	6/15/08	60	62
Clear Channel Communications, Inc.	4.250%	5/15/09	240	231
Clear Channel Communications, Inc.	7.650%	9/15/10	20	21
Liberty Media Corporation	7.875%	7/15/09	300	316
News America Incorporated	6.625%	1/9/08	300	309
Time Warner Inc.	6.150%	5/1/07	220	223
Viacom Inc.	5.625%	5/1/07	100	100

				1,262

Oil and Gas — 2.9%
Amerada Hess Corporation	6.650%	8/15/11	420	451
Anadarko Petroleum Corporation	3.250%	5/1/08	230	222
Occidental Petroleum Corporation	7.375%	11/15/08	320	342
Ocean Energy Inc.	4.375%	10/1/07	100	99
Pemex Project Funding Master Trust	8.500%	2/15/08	50	53
Pemex Project Funding Master Trust	6.125%	8/15/08	490	500
Pemex Project Funding Master Trust	5.791%	6/15/10	140	145	A,B
Texas Eastern Transmission Corporation	5.250%	7/15/07	100	100

				1,912

Paper and Forest Products — 0.5%
International Paper Company	3.800%	4/1/08	190	184
Weyerhaeuser Company	6.125%	3/15/07	123	125

				309

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Company	4.000%	8/15/08	140	137

Photo Equipment and Supplies — N.M.
Eastman Kodak Company	7.250%	11/15/13	10	10

Special Purpose — 2.4%
BAE Systems Holdings Inc.	4.740%	8/15/08	100	100	A,B
DaimlerChrysler NA Holding Corporation	4.960%	9/10/07	540	541	A
DaimlerChrysler NA Holding Corporation	5.198%	10/31/08	170	170	A
International Lease Finance Corporation	5.000%	4/15/10	140	139
National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	100	98
Sprint Capital Corporation	6.125%	11/15/08	410	422
Verizon Global Funding Corp.	6.125%	6/15/07	140	142

				1,612

Telecommunications (Cellular/Wireless) — 0.8%
ALLTEL Corporation	4.656%	5/17/07	100	100
AT&T Inc.	5.300%	11/15/10	100	100
Motorola, Inc.	4.608%	11/16/07	100	99
New Cingular Wireless Services Inc.	7.500%	5/1/07	200	207

				506

Telecommunciations Equipment — 0.2%
New York Telephone Co.	6.000%	4/15/08	100	101

Total Corporate Bonds and Notes (Identified Cost — $14,817)				14,530

Asset-Backed Securities — 7.9%
Fixed Rate Securities — 2.8%
ACE Securities Corp. 2003-MH1	2.200%	8/15/30	24	24	B
AmeriCredit Automobile Receivables Trust 2001-C	5.010%	7/14/08	207	207
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	353	348
Hyundai Auto Receivables Trust 2002-A	2.800%	2/15/07	9	9	B
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	400	393	B

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Onyx Acceptance Owner Trust 2002-D	3.100%	7/15/09	75	75
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	200	198	B
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	112	113
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	500	491

				1,858

Indexed Securities A — 5.1%
AmeriCredit Automobile Loan Trust 2003-BX	4.780%	1/6/10	26	27
AQ Finance Nim Trust 2003-N13	4.760%	12/25/08	22	22	B,C
Bayview Financial Acquisition Trust 2004-C	4.980%	5/28/44	232	233
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	4.900%	10/25/32	27	27
Chesapeake Funding LLC 2003-1	4.669%	8/7/08	53	53
Citibank Credit Card Issuance Trust 2002-C3	5.631%	12/15/09	160	162
Countrywide Asset-Backed Certificates 2002-3	4.900%	5/25/32	7	7
Countrywide Home Equity Loan Trust 2002-C	4.710%	5/15/28	48	48
Countrywide Home Equity Loan Trust 2004-J	4.760%	12/15/33	168	169
Countrywide Home Equity Loan Trust 2004-O	4.750%	2/15/34	202	202
CS First Boston Mortgage Securities Corporation 2004-HC1A	4.870%	12/15/21	571	571	B
EQCC Trust 2002-1	4.830%	11/25/31	44	44
First North American National Bank 2003-A	4.950%	5/16/11	220	220
Fremont Home Loan Trust 2004-C	4.800%	1/25/32	160	161
GSAA Home Equity Trust 2004-9	4.910%	9/25/34	211	211
Navistar Financial 2003-B Owner Trust	4.670%	4/15/08	149	149
Rental Car Finance Corp. 2004-1A	4.730%	6/25/09	500	501	B
Residential Asset Mortgage Products, Inc. 2002-RS6	4.980%	11/25/32	61	61
Superior Wholesale Inventory Financing Trust 2004-A10	4.570%	9/15/11	500	500

				3,368

Total Asset-Backed Securities (Identified Cost — $5,256)				5,226

Mortgage-Backed Securities — 19.2%
Fixed Rate Securities — 2.4%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	52	52
Countrywide Alternative Loan Trust 2004-J1	6.000%	2/25/34	60	60
Countrywide Home Loans 2005-R3	4.930%	9/25/35	844	844	B
Prime Mortgage Trust 2005-2	7.596%	10/25/32	254	262
Residential Asset Mortgage Products, Inc. 2004-SL2	8.500%	10/25/31	48	49
Residential Asset Mortgage Products, Inc. 2005-SL1	8.000%	5/25/32	294	306

				1,573

Indexed Securities A — 13.1%
Banc of America Mortgage Securities 2003-D	4.569%	5/25/33	206	201
Banc of America Mortgage Securities 2005-F	5.026%	7/25/35	753	745
Bear Stearns Arm Trust 2004-10	4.607%	1/25/35	123	122
CBA Commercial Small Balance Commercial 2005-1A	4.850%	8/25/35	655	655	B
Citigroup Mortgage Loan Trust, Inc. 2005-5	5.490%	8/25/35	465	465
Countrywide Alternative Loan Trust 2005-38	4.880%	9/25/35	732	731
Countrywide Asset-Backed Certificates 2005-IM1	4.810%	11/25/35	1,000	1,000
Crusade Global Trust 2003-2	4.687%	9/18/34	100	100	C
Granite Mortgages PLC 2003-1	4.791%	1/20/20	202	202	C
Impac CMB Trust 2002-8	5.440%	3/25/33	43	44
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2003-FL2A	4.720%	11/15/16	6	6	B
J.P. Morgan Mortgage Trust 2003-A1	4.364%	10/25/33	299	291
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	350	336
Medallion Trust 2000-2G	4.697%	12/18/31	109	109	C
Medallion Trust 2003-1G	4.690%	12/21/33	97	97	C
Merrill Lynch Mortgage Investor, Inc. 2004-SL1	4.790%	4/25/35	4	4
MLCC Mortgage Investors, Inc. 2003-H	5.651%	1/25/29	75	77
Provident Funding Mortgage Loan Trust 2005-1	4.176%	5/25/35	337	332
Sequoia Mortgage Trust 2003-2	4.700%	6/20/33	97	97
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS	4.870%	8/25/35	676	674
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	4.830%	9/25/35	710	712
Torrens Trust 2000-1GA	4.730%	7/15/31	47	47	B,C
Wachovia Mortgage Loan Trust, LLC 2005-A	4.824%	8/20/35	443	440
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10	4.066%	10/25/33	200	194
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15	4.810%	11/25/45	989	987

				8,668

Variable Rate Securities D — 3.7%
Banc of America Funding Corporation 2004-B	4.205%	12/20/34	226	225
Banc of America Funding Corporation 2005-F	5.319%	9/20/35	339	340

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Countrywide Alternative Loan Trust 2004-33 1A1	5.037%	12/25/34	127	127
Countrywide Alternative Loan Trust 2004-33 2A1	4.960%	12/25/34	64	64
Countrywide Alternative Loan Trust 2005-14	3.300%	5/25/35	199	196
Indymac Index Mortgage Loan Trust 2004-AR15	5.060%	2/25/35	689	686
Residential Funding Mortgage Security I, Series 2005-SA3	4.951%	8/25/35	690	688
Structured Asset Securities Corporation 2004-SC1	9.267%	12/25/29	158	166	B

				2,492

Total Mortgage-Backed Securities (Identified Cost — $12,811)				12,733

Municipal Bonds — 0.1%
Liberty New York Development Corporation Revenue	5.250%	10/1/1935	70	79

Total Municipal Bonds (Identified Cost — $77)
U.S. Government and Agency Obligations — 25.9%
Fixed Rate Securities — 22.0%
Freddie Mac	3.125%	9/15/06	950	940
Freddie Mac	3.800%	12/27/06	1,820	1,803
Freddie Mac	3.625%	11/14/08	375	364
United States Treasury Notes	3.500%	5/31/07	2,160	2,133
United States Treasury Notes	3.625%	6/30/07	9,330	9,224
United States Treasury Notes	3.000%	11/15/07	110	107
United States Treasury Notes	4.000%	3/15/10	2	2
United States Treasury Notes	4.250%	11/15/14	10	10

				14,583

Indexed Securities E — 3.9%
United States Treasury Inflation-Protected Security	3.000%	7/15/12	1,717	1,816
United States Treasury Inflation-Protected Security	2.375%	1/15/25	740	777

				2,593

Total U.S. Government and Agency Obligations (Identified Cost — $17,338)				17,176

U.S. Government Agency Mortgage-Backed Securities — 25.9%
Fixed Rate Securities — 13.9%
Fannie Mae	2.800%	3/1/19	260	259
Fannie Mae	5.000%	12/1/35	7,700	7,459	F
Fannie Mae	6.000%	12/1/35	1,150	1,161	F
Freddie Mac	5.000%	12/1/35	100	97	F
Government National Mortgage Association	5.000%	8/15/33	98	97
Government National Mortgage Association	5.000%	12/15/35	130	128	F

				9,201

Indexed Securities A — 12.0%
Fannie Mae	4.216%	12/1/34	169	166
Fannie Mae	4.262%	12/1/34	165	163
Fannie Mae	4.331%	1/1/35	181	177
Fannie Mae	4.876%	1/1/35	347	347
Fannie Mae	4.816%	2/1/35	840	840
Fannie Mae	4.548%	3/1/35	370	365
Fannie Mae	5.125%	3/1/35	612	613
Fannie Mae	4.727%	7/1/35	4,733	4,694
Freddie Mac	4.347%	12/1/34	84	83
Freddie Mac	4.078%	1/1/35	58	57
Freddie Mac	4.107%	1/1/35	105	102
Freddie Mac	4.520%	1/1/35	314	310

				7,917

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $17,117)				17,118

Yankee BondsC — 3.0%
Banks — 0.1%
The Korea Development Bank	4.750%	7/20/09	70	69

Foreign Governments — 0.8%
Russian Federation	3.000%	5/14/08	330	313
Russian Federation	8.250%	3/31/10	40	43
Russian Federation	8.250%	3/31/10	170	180	B

				536

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Manufacturing (Diversified) — 0.3%
Tyco International Group SA	6.125%	11/1/08	170	174

Special Purpose — 0.3%
Deutsche Telekom International Finance BV	3.875%	7/22/08	100	98
Diageo Capital Plc	3.375%	3/20/08	80	77

				175

Telecommunications — 1.3%
British Telecommunications plc	8.375%	12/15/10	300	341
Koninklijke (Royal) KPN NV	8.000%	10/1/10	220	242
Telecom Italia Capital	4.000%	11/15/08	160	155
Telecom Italia Capital	5.148%	2/1/11	100	101	A

				839

Telecommunications (Cellular/Wireless) — 0.2%
Vodafone Group Plc	3.950%	1/30/08	170	167

Total Yankee Bonds (Identified Cost — $1,977)				1,960

Preferred Stocks — 2.1%
Fannie Mae	7.000%		26 shs	1,395A

Total Preferred Stocks (Identified Cost — $1,423)				1,395

Total Long-Term Securities (Identified Cost — $70,816)				70,217

Short-Term Securities — 6.6%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	5/15/06	40	40	G,H

Repurchase Agreements — 6.5%
Deutsche Bank
4.15%, dated 12/30/05, to be repurchased at $4,320 on 1/3/06 (Collateral: $4,370 Federal Home Loan Bank notes, 4.5%, due 9/8/08, value $4,467)			4,318	4,318

Total Short-Term Securities (Identified Cost — $4,357)				4,358

Total Investments — 112.6% (Identified Cost — $75,173)				74,575
Other Assets Less Liabilities — (12.6)%				(8,320)
Net Assets — 100.0%				$66,255

Net Asset Value Per Share:
Institutional Class				$9.82

Limited Duration

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	December 2006	27	$9
U.S. Treasury Bond Futures	March 2006	2	5

			$14

Futures Contracts Written
German Government Bond Futures	March 2006	18	$6
U.S. Treasury Note Futures	March 2006	9	26

			$32

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2005.
B	Rule 144A Security — A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject tothat rule except to qualified institutional buyers. These securities represent 6.2% of net assets.
C	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
D	The coupon rates shown on variable rate securities are the rates at December 31, 2005. These rates vary with the weighted average coupon of the underlying loans.
E	Inflation-Protected Security — A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	When-issued Security—Security purchased on a delayed delivery basis. Final settlemen amount and maturity date have not yet been announced.
G	Zero Coupon Bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Collertal to cover futures contracts.

N.M — Not meaningful.

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Bond Portflio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 95.0%
Corporate Bonds and Notes — 35.3%
Aerospace/Defense — 0.2%
United Technologies Corporation	6.350%	3/1/11	$1,280	$1,364

Automotive — 0.6%
Ford Motor Company	7.450%	7/16/31	1,430	972	A
General Motors Corporation	8.375%	7/15/33	4,440	2,931	A

				3,903

Banking and Finance — 6.3%
Caterpillar Financial Services Corporation	3.450%	1/15/09	1,700	1,631	A
Countrywide Financial Corporation	4.541%	5/5/08	1,600	1,602	B
Countrywide Financial Corporation	4.767%	12/19/08	2,030	2,029	B
Ford Motor Credit Company	5.349%	9/28/07	9,540	8,825	B
Ford Motor Credit Company	7.260%	11/2/07	310	296	B
Ford Motor Credit Company	6.625%	6/16/08	11,290	10,241
General Motors Acceptance Corporation	6.125%	8/28/07	4,680	4,338
General Motors Acceptance Corporation	5.654%	9/23/08	1,228	1,111	A, B
General Motors Acceptance Corporation	6.750%	12/1/14	1,920	1,727	A
General Motors Acceptance Corporation	5.057%	9/19/35	2,341	2,324	B
HSBC Finance Corporation	4.560%	5/10/10	1,570	1,569	B
Nissan Motor Acceptance Corporation	4.625%	3/8/10	1,540	1,505	C
Residential Capital Corporation	5.896%	6/29/07	5,480	5,493	B
U.S. Bank National Association	4.400%	8/15/08	2,600	2,574

				45,265

Cable — 1.1%
Comcast Cable Communications, Inc.	6.750%	1/30/11	4,810	5,093
Cox Communications, Inc.	5.039%	12/14/07	2,860	2,882	B

				7,975

Casino Resorts — 0.2%
Harrah’s Operating Company, Inc.	5.625%	6/1/15	1,700	1,670

Chemicals — 0.4%
Rohm and Haas Company	7.400%	7/15/09	342	369
The Dow Chemical Company	5.750%	12/15/08	760	780
The Dow Chemical Company	5.970%	1/15/09	880	908	A
The Dow Chemical Company	6.000%	10/1/12	1,000	1,051

				3,108

Computer Services and Systems — 0.5%
Electronic Data Systems Corporation	7.125%	10/15/09	3,210	3,411

Diversified Financial Services — 1.2%
Capital One Bank	4.250%	12/1/08	2,030	1,983
CIT Group Inc.	4.590%	5/23/08	3,600	3,611	A, B
iStar Financial Inc.	4.830%	3/3/08	1,280	1,279	B
iStar Financial Inc.	4.875%	1/15/09	620	610
iStar Financial Inc.	5.375%	4/15/10	1,510	1,496

				8,979

Drug and Grocery Store Chains — 0.2%
The Kroger Co.	6.200%	6/15/12	1,090	1,117

Electric — 1.7%
Appalachian Power Company	3.600%	5/15/08	3,350	3,245	A
Commonwealth Edison Company	6.150%	3/15/12	325	339
Dominion Resources, Inc.	4.750%	12/15/10	540	528
Dominion Resources, Inc.	5.700%	9/17/12	1,970	2,003
FirstEnergy Corp.	6.450%	11/15/11	3,550	3,763
Niagara Mohawk Power Corporation	7.750%	10/1/08	2,150	2,295

				12,173

Energy — 2.0%
Alabama Power Company	4.580%	8/25/09	1,400	1,403	B
CenterPoint Energy Inc.	5.875%	6/1/08	1,635	1,657
Duke Energy Corporation	6.250%	1/15/12	1,330	1,402
Duke Energy Corporation	5.625%	11/30/12	900	923
Exelon Corporation	6.750%	5/1/11	2,200	2,342
MidAmerican Energy Holdings Company	5.875%	10/1/12	1,020	1,053
Pacific Gas and Electric Company	3.600%	3/1/09	2,850	2,735

Progress Energy, Inc.	5.850%	10/30/08	1,250	1,271
Progress Energy, Inc.	7.100%	3/1/11	1,650	1,780

				14,566

Environmental Services — 0.8%
Waste Management, Inc.	6.875%	5/15/09	2,820	2,973
Waste Management, Inc.	7.375%	8/1/10	2,480	2,699

				5,672

Food, Beverage and Tobacco — 1.7%
Altria Group, Inc.	6.950%	6/1/06	1,390	1,401
Altria Group, Inc.	7.200%	2/1/07	4,130	4,204
Altria Group, Inc.	7.650%	7/1/08	100	106	A
General Mills, Inc.	5.125%	2/15/07	440	439
Kraft Foods Inc.	5.625%	11/1/11	780	800
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	2,441	2,498	C
Sara Lee Corporation	2.750%	6/15/08	2,050	1,939
Sara Lee Corporation	6.250%	9/15/11	670	690

				12,077

Gas and Pipeline Utilities — 0.5%
Kinder Morgan Energy Partners, L.P.	7.500%	11/1/10	1,630	1,787
The Williams Companies, Inc.	8.125%	3/15/12	1,900	2,071

				3,858

Health Care — 0.3%
WellPoint Inc.	3.750%	12/14/07	1,800	1,760

Insurance — 0.2%
ACE INA Holdings Inc.	8.300%	8/15/06	1,610	1,643

Investment Banking/Brokerage — 3.5%
Goldman Sachs Group, L.P.	4.819%	6/28/10	6,780	6,803	B
J.P. Morgan & Co. Incorporated	8.094%	2/15/12	2,190	2,269	B
J.P. Morgan Chase Capital XIII	4.477%	9/30/34	150	150	A, B
JPMorgan Chase & Co.	4.320%	1/17/11	4,130	4,129	A, B
Lehman Brothers Holdings	5.150%	8/19/65	3,300	3,308	B, C
Merrill Lynch & Co. Inc.	4.511%	2/5/10	2,880	2,882	B
Morgan Stanley	5.050%	1/21/11	3,880	3,881
The Bear Stearns Companies Inc.	4.550%	6/23/10	1,380	1,354

				24,776

Investment Management — 0.3%
Dryden Investor Trust	7.157%	7/23/08	2,114	2,168	C

Manufacturing (Diversified) — 0.5%
Tyco International Group SA	4.436%	6/15/07	3,350	3,309	C

Media — 2.2%
Clear Channel Communications, Inc.	6.000%	11/1/06	2,730	2,752
Clear Channel Communications, Inc.	4.250%	5/15/09	1,940	1,865
Liberty Media Corporation	7.875%	7/15/09	3,800	4,004
News America Incorporated	6.625%	1/9/08	3,124	3,222
Time Warner Inc.	6.875%	5/1/12	1,740	1,852
Turner Broadcasting System, Inc.	8.375%	7/1/13	1,830	2,108

				15,803

Medical Care Facilities — 0.3%
HCA, Inc.	8.750%	9/1/10	1,705	1,886

Oil and Gas — 2.0%
Amerada Hess Corporation	6.650%	8/15/11	5,218	5,607
Occidental Petroleum Corporation	7.375%	11/15/08	2,370	2,532	A
Sonat Inc.	7.625%	7/15/11	4,880	4,965	A
XTO Energy, Inc.	7.500%	4/15/12	1,060	1,186	A

				14,290

Paper and Forest Products — 0.8%
International Paper Company	3.800%	4/1/08	2,310	2,239
International Paper Company	6.750%	9/1/11	1,000	1,064
Willamette Industries, Inc.	7.125%	7/22/13	2,270	2,494

				5,797

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	7.250%	11/15/13	2,470	2,361	A

Special Purpose — 5.7%
BAE Systems Holdings Inc.	4.740%	8/15/08	1,740	1,741	B, C
DaimlerChrysler NA Holding Corporation	4.960%	9/10/07	7,670	7,686	A, B
DaimlerChrysler NA Holding Corporation	4.875%	6/15/10	1,800	1,757
DaimlerChrysler NA Holdings Corporation	4.780%	10/31/08	2,840	2,842	A, B
Devon Financing Corporation ULC	6.875%	9/30/11	2,500	2,735	A
International Lease Finance Corporation E-Capital Trust I	5.900%	12/21/65	180	181	C
International Lease Finance Corporation	5.000%	4/15/10	5,260	5,232
National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	1,160	1,135
National Rural Utilities Cooperative Finance Corporation	5.750%	12/1/08	690	704

Sprint Capital Corporation	4.780%	8/17/06	1,970	1,968	D
Sprint Capital Corporation	6.125%	11/15/08	3,270	3,363
Sprint Capital Corporation	8.375%	3/15/12	4,280	4,960
Verizon Global Funding Corp.	7.250%	12/1/10	5,000	5,426
ZFS Finance (USA) Trust III	5.651%	12/15/65	1,000	1,002	B, C

				40,732

Telecommunications — 0.4%
AT&T Inc.	5.300%	11/15/10	3,080	3,089	A

Telecommunications (Cellular/Wireless) — 0.6%
ALLTEL Corporation	4.656%	5/17/07	1,530	1,523
New Cingular Wireless Services Inc.	8.125%	5/1/12	2,304	2,662

				4,185

Transportation — 0.8%
Continental Airlines, Inc.	6.545%	8/2/20	1,317	1,315
Delta Air Lines, Inc.	6.619%	3/18/11	456	449
Delta Air Lines, Inc.	6.718%	7/2/24	2,393	2,426
U.S. Airways	6.850%	7/30/19	1,277	1,266

				5,456

Total Corporate Bonds and Notes (Identified Cost — $256,836)				252,393

Asset-Backed Securities — 2.3%
Fixed Rate Securities — 0.8%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	1,123	1,110
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	800	647
Green Tree Financial Corporation 1994-6	8.900%	1/15/20	3,095	3,206
Mego Mortgage Home Loan Trust 1996-2	7.275%	8/25/17	25	25
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	635	637

				5,625

Indexed Securities B — 1.4%
AFC Home Equity Loan Trust 2003-3	4.729%	10/25/30	1,566	1,568	C
AMRESCO Residential Securites Mortgage Loan Trust 1998-2	5.204%	6/25/28	339	339
Capital One Auto Finance Trust 2003-A	4.529%	10/15/07	523	523
CNH Equipment Trust 2003-A	4.549%	7/16/07	829	829
Countrywide Asset-Backed Certificates 2002-BC1	4.709%	4/25/32	993	993
Household Home Equity Loan Trust 2002-3	4.820%	7/20/32	1,484	1,485
IndyMac Home Equity Loan Asset-Backed Trust 2001-A	4.639%	3/25/31	845	846
MMCA Automobile Trust 2002-1	4.649%	1/15/10	54	54
Morgan Stanley ABS Capital I 2003-NC8 A2	4.739%	9/25/33	381	381
MSDWCC HELOC Trust 2003-1	4.649%	11/25/15	2,038	2,038
Residential Asset Securities Corporation 2003-KS1	4.749%	1/25/33	890	892

				9,948

Stripped Securities — 0.1%
ACA CDS 2002-1, Ltd.	2.742%	7/15/08	7,600	305	E1
Oakwood Mortgage Investors Inc. 2001-C	6.000%	5/15/08	4,307	494	E1

				799

Total Asset-Backed Securities (Identified Cost — $16,828)				16,372

Mortgage-Backed Securities — 5.7%
Fixed Rate Securities — 0.9%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	325	326
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,830	4,008
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	804	828
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	1,500	1,507
Ocwen Residential MBS Corporation 1998-R1	7.000%	10/25/40	70	70	C

				6,739

Indexed Securities — 2.0%
Countrywide Home Loans 2003-49	3.697%	12/19/33	1,000	971
Impac CMB Trust 2003-12	4.759%	12/25/33	1,926	1,927
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	7,300	7,013
Wells Fargo Mortgage Backed Securities Trust 2004-S	3.540%	9/25/34	4,350	4,176

				14,087

Variable Rate Securities — 2.8%
Banc of America Funding Corporation 2005-B	5.131%	4/20/35	3,415	3,393
Bear Stearns ALT-A Trust 2005-2	4.799%	4/25/35	3,061	3,025
Citigroup Mortgage Loan Trust, Inc. Series 2005-8 1A1A	5.328%	10/25/35	2,740	2,731
Countrywide Home Loans 2004-20	5.601%	9/25/34	2,393	2,420
Merrill Lynch Mortgage Investors, Inc. 1998-C1	6.310%	11/15/26	331	331
Merrill Lynch Mortgage Investors, Inc. 2005-A2	4.497%	2/25/35	2,395	2,348
MLCC Mortgage Investors, Inc. 2005-1 2A1	4.969%	4/25/35	1,257	1,245
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.969%	4/25/35	3,910	3,874
WaMu Mortgage Pass-Through Certificates 2004-AR11	4.592%	10/25/34	571	561

				19,928

Total Mortgage-Backed Securities (Identified Cost — $41,291)				40,754

Municipal Bonds — 0.1%
Municipals — 0.1%
Liberty New York Development Corporation Revenue	5.250%	10/1/35	540	609

U.S. Government and Agency Obligations — 28.9%
Fixed Rate Securities — 24.1%
Fannie Mae	7.250%	1/15/10	200	218
Fannie Mae	4.375%	3/15/13	3,540	3,447
Fannie Mae	4.625%	5/1/13	290	282	A
Fannie Mae	5.125%	1/2/14	1,300	1,302
Farmer Mac	4.250%	7/29/08	1,240	1,225
Federal Farm Credit Bank	4.875%	4/4/12	3,160	3,179
Federal Home Loan Bank	3.125%	9/15/06	6,000	5,937
Federal Home Loan Bank	4.125%	4/18/08	2,460	2,429	A
Federal Home Loan Bank	5.800%	3/30/09	600	619
Freddie Mac	4.750%	1/18/11	7,280	7,276	A
Tennessee Valley Authority	5.625%	1/18/11	460	477
Tennessee Valley Authority	6.790%	5/23/12	3,390	3,752
Tennessee Valley Authority	5.880%	4/1/36	220	250
United States Treasury Bonds	8.000%	11/15/21	3,430	4,726	A
United States Treasury Bonds	6.125%	11/15/27	1,820	2,196	A
United States Treasury Bonds	6.250%	5/15/30	170	211	A
United States Treasury Bonds	5.375%	2/15/31	300	337	A
United States Treasury Notes	2.375%	8/15/06	30	30	A
United States Treasury Notes	2.250%	2/15/07	2,370	2,313	A
United States Treasury Notes	3.125%	5/15/07	3,860	3,793	A
United States Treasury Notes	4.375%	5/15/07	980	979	A
United States Treasury Notes	6.625%	5/15/07	2,290	2,357	A
United States Treasury Notes	2.750%	8/15/07	520	507	A
United States Treasury Notes	4.000%	8/31/07	44,690	44,393	A
United States Treasury Notes	3.750%	5/15/08	24,240	23,895	A
United States Treasury Notes	3.875%	5/15/09	4,870	4,794	A
United States Treasury Notes	4.000%	6/15/09	5,240	5,176	A
United States Treasury Notes	3.875%	5/15/10	39,780	39,026	A
United States Treasury Notes	4.500%	11/15/10	7,000	7,038	A

				172,164

Indexed Securities F — 4.6%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	2,986	2,839	A
United States Treasury Inflation-Protected Security	3.000%	7/15/12	1,562	1,651	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	759	749	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	6,953	6,914	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	2,663	2,648	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	8,192	8,057	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	9,923	10,428	A

				33,286

Stripped Securities — 0.2%
United States Treasury Bonds	0.000%	11/15/27	3,140	1,151	A, E2
United States Treasury Notes	0.000%	5/15/30	650	215	E2

				1,366

Total U.S. Government and Agency Obligations (Identified Cost — $208,596)				206,816

U.S. Government Agency Mortgage-Backed Securities — 14.0%
Fixed Rate Securities — 11.1%
Fannie Mae	6.500%	6/1/14	223	232
Fannie Mae	8.000%	9/1/15	88	94
Fannie Mae	9.500%	4/15/21	62	68
Fannie Mae	5.000%	12/1/35	65,700	63,647	G
Fannie Mae	5.500%	12/1/35	600	594	G
Freddie Mac	4.375%	11/16/07	5,060	5,026	A
Freddie Mac	4.500%	1/15/13	2,450	2,407
Freddie Mac	6.500%	6/1/13 to 11/1/15	93	96
Freddie Mac	5.000%	7/15/14	6,270	6,355	A
Freddie Mac	7.500%	4/1/17	6	6
Freddie Mac	9.300%	4/15/19	101	101
Freddie Mac	5.000%	12/1/35	1,100	1,065	G
Government National Mortgage Association	9.000%	6/15/06	7	7

				79,698

Indexed Securities B — 2.9%
Fannie Mae	3.946%	3/1/18	40	40
Fannie Mae	4.327%	11/1/34	1,053	1,035
Fannie Mae	4.211%	12/1/34	1,255	1,230
Fannie Mae	4.875%	1/1/35	4,077	4,076
Fannie Mae	3.778%	3/1/35	2,160	2,094
Fannie Mae	4.773%	4/1/35	1,503	1,492
Freddie Mac	4.382%	1/1/19	12	12
Freddie Mac	4.350%	12/1/34	507	497
Freddie Mac	4.474%	12/1/34	2,428	2,393
Freddie Mac	4.079%	1/1/35	494	481
Freddie Mac	4.097%	1/1/35	891	870
Freddie Mac	4.602%	7/1/35	6,635	6,579

				20,799

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	14		12	E2
Freddie Mac	10.000%	3/1/21	12		3	E1

					15

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $100,433)					100,512

Yankee Bonds H — 7.8%
Aerospace/Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	1,521		1,619	C

Banking and Finance — 1.4%
AIFUL CORPORATION	5.000%	8/10/10	2,590		2,557	C
HBOS Treasury Services plc	4.000%	9/15/09	1,530		1,490	A
HSBC Holdings plc	7.500%	7/15/09	5,700		6,143

					10,190
Banks — 0.8%
Banco Santiago SA	4.810%	12/9/09	290		289	C
Royal Bank of Scotland Group plc	9.118%	3/31/49	3,000		3,437
The Korea Development Bank	4.750%	7/20/09	60		59
The Korea Development Bank	4.574%	10/20/09	1,980		1,994	A

					5,779

Electric — 0.3%
SP PowerAssets Limited	5.000%	10/22/13	1,965		1,963	C

Foreign Governments — 0.9%
Russian Federation	5.000%	3/31/30	5,410		6,107	D

Manufacturing (Diversified) — 0.4%
Tyco International Group SA	6.375%	10/15/11	1,970		2,046
Tyco International Group SA	6.000%	11/15/13	1,020		1,042

					3,088

Oil and Gas — 1.1%
Pemex Project Funding Master Trust	8.500%	2/15/08	1,000		1,065
Pemex Project Funding Master Trust	6.125%	8/15/08	660		673
Pemex Project Funding Master Trust	5.791%	6/15/10	5,680		5,879	C
Pemex Project Funding Master Trust	7.375%	12/15/14	220		244

					7,861

Special Purpose — 0.5%
Deutsche Telekom International Finance BV	8.000%	6/15/10	1,990		2,256
Petrozuata Finance, Inc.	8.220%	4/1/17	1,090		1,025	C

					3,281

Telecommunications — 1.8%
British Telecommunications plc	8.375%	12/15/10	4,610		5,248
Koninklijke (Royal) KPN NV	8.000%	10/1/10	2,945		3,234
Telecom Italia Capital	4.000%	11/15/08	990		960
Telecom Italia Capital	4.730%	2/1/11	3,430		3,446	A

					12,888

Utilities — 0.4%
United Utilities plc	6.450%	4/1/08	2,960		3,042	A

Total Yankee Bonds (Identified Cost — $54,815)					55,818
Preferred Stocks — 0.9%
Fannie Mae	7.000%		101	shs	5,502B
Home Ownership Funding Corporation	13.331%		1		166	C, D
Home Ownership Funding Corporation II	13.338%		2		498	C, D

					6,166

Total Preferred Stocks (Identified Cost — $7,603)					6,166

Total Long-Term Securities (Identified Cost — $687,000)					679,440
Investment of Collateral From Securities Lending — 23.4%
State Street Navigator Securities Lending Prime Portfolio			167,465		167,465

Total Investments of Collateral From Securities Lending (Identified Cost—$167,465)					167,465
Short-Term Securities — 12.8%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	5/15/06	1,382		1,360	I, J

Repurchase Agreements — 12.6%
Goldman, Sachs & Company 4.24%, dated 12/30/05, to be repurchased at $90,185 on 1/3/06 (Collateral: $91,965 Freddie Mac notes, 4.625%, due 12/19/08, value $92,094)			90,153		90,153

Total Short-Term Securities (Identified Cost — $91,511)			91,620

Total Investments — 131.2% (Identified Cost — $945,976)			938,525
Obligation to Return Collateral For Securities Lending (23.4%)			(167,465)
Other Assets Less Liabilities — (7.8)%			(55,757)

Net Assets — 100.0%			$715,303

Net asset value per share			$10.34

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	June 2006	93	(0.435)
Eurodollar Futures	March 2006	130	(113)
Eurodollar Futures	September 2006	236	62
U.S. Treasury Note Futures	March 2006	284	308
U.S. Treasury Note Futures	March 2006	753	154

			$411

A	All or a portion of these securities is on loan.

B	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2005.

C	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.6% of net assets.

D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

E	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

F	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

G	When - issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

J	All or a portion of this security is collateral to cover futures and option contracts.

N.M.	Not Meaningful

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Plus Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 101.6%
Corporate Bonds and Notes — 36.0%
Automotive — 0.6%
Ford Motor Company	7.450%	7/16/31	$110	$75
General Motors Corporation	8.250%	7/15/23	560	360

				$435

Banking and Finance — 8.6%
Caterpillar Financial Services Corporation	3.450%	1/15/09	120	115
Countrywide Financial Corporation	4.541%	5/5/08	150	150	A
Countrywide Financial Corporation	4.767%	12/19/08	200	200	A
Ford Motor Credit Company	5.349%	9/28/07	780	721	A
Ford Motor Credit Company	7.260%	11/2/07	420	402	A
Ford Motor Credit Company	6.625%	6/16/08	850	771
General Motors Acceptance Corporation	6.125%	9/15/06	280	272
General Motors Acceptance Corporation	5.050%	1/16/07	700	665	A
General Motors Acceptance Corporation	6.125%	8/28/07	370	343
General Motors Acceptance Corporation	5.654%	9/23/08	640	579
General Motors Acceptance Corporation	6.750%	12/1/14	40	36
General Motors Acceptance Corporation	5.057%	9/19/35	192	190	A
HSBC Finance Corporation	4.560%	5/10/10	454	454	A
John Deere Capital Corporation	5.100%	1/15/13	100	101
Nissan Motor Acceptance Corporation	4.625%	3/8/10	100	98	B
Residential Capital Corporation	5.896%	6/29/07	520	521	A
U.S. Bank National Association	4.400%	8/15/08	190	188

				5,806

Cable — 0.9%
Comcast Cable Communications, Inc.	6.750%	1/30/11	340	360
Cox Communications, Inc.	5.039%	12/14/07	280	282	A

				642

Casino Resorts — 0.2%
Harrah’s Operating Company, Inc.	5.625%	6/1/15	130	128

Chemicals — 0.4%
Rohm and Haas Company	7.400%	7/15/09	20	21
The Dow Chemical Company	5.750%	12/15/08	100	103
The Dow Chemical Company	5.970%	1/15/09	70	72
The Dow Chemical Company	6.000%	10/1/12	100	105

				301

Computer Services and Systems — 0.7%
Electronic Data Systems Corporation	7.125%	10/15/09	330	351
International Business Machines Corporation	4.750%	11/29/12	100	99

				450

Diversified Financial Services — 1.0%
Capital One Bank	4.250%	12/1/08	210	205
CIT Group Inc.	4.590%	5/23/08	240	241	A
iStar Financial Inc.	4.830%	3/3/08	100	100	A
iStar Financial Inc.	4.875%	1/15/09	70	69
iStar Financial Inc.	5.375%	4/15/10	90	89

				704

Electric — 2.0%
Alabama Power Company	4.580%	8/25/09	120	120	A
Appalachian Power Company	3.600%	5/15/08	277	268
Dominion Resources, Inc.	4.750%	12/15/10	20	20
Dominion Resources, Inc.	5.700%	9/17/12	180	183
FirstEnergy Corp.	6.450%	11/15/11	500	530
Niagara Mohawk Power Corporation	7.750%	10/1/08	50	54
The AES Corporation	9.500%	6/1/09	150	162

				1,337

Energy — 1.8%
CenterPoint Energy, Inc.	5.875%	6/1/08	120	121
Duke Energy Corporation	5.625%	11/30/12	160	164
Exelon Corporation	6.750%	5/1/11	150	160
Pacific Gas and Electric Company	3.600%	3/1/09	320	307
Progress Energy, Inc.	5.850%	10/30/08	100	102
Progress Energy, Inc.	7.100%	3/1/11	170	183
TXU Corp.	6.375%	6/15/06	60	60
TXU Corp.	6.375%	1/1/08	90	92

				1,189

Environmental Services — 0.6%
Waste Management, Inc.	6.875%	5/15/09	250	264
Waste Management, Inc.	7.375%	8/1/10	150	163

				427

Food, Beverage and Tobacco — 1.4%
Altria Group, Inc.	7.650%	7/1/08	10	11
Altria Group, Inc.	5.625%	11/4/08	550	557
General Mills, Inc.	5.125%	2/15/07	40	40
Kraft Foods Inc.	5.625%	11/1/11	40	41
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	120	123	B
Sara Lee Corporation	2.750%	6/15/08	150	142
Sara Lee Corporation	6.250%	9/15/11	60	62

				976

Gas and Pipeline Utilities — 0.8%
ANR Pipeline, Inc.	8.875%	3/15/10	65	69
Kinder Morgan Energy Partners, L.P.	7.500%	11/1/10	90	99
Southern Natural Gas Company	8.875%	3/15/10	85	91
The Williams Companies, Inc.	5.890%	10/1/10	280	283	A B

				542

Health Care — 0.2%
WellPoint Inc.	3.750%	12/14/07	130	127

Insurance — 0.2%
ACE INA Holdings Inc.	8.300%	8/15/06	150	153

Investment Banking/Brokerage — 3.1%
Goldman Sachs Group, L.P.	4.819%	6/28/10	530	532	A
JPMorgan Chase & Co.	4.320%	1/17/11	500	500	A
J.P. Morgan Chase Capital XIII	4.970%	9/30/34	20	20	A
Lehman Brothers Holdings Inc.	4.500%	7/26/10	140	137
Lehman Brothers Holdings Inc.	5.150%	8/19/65	220	221	A B
Merrill Lynch & Co., Inc.	4.511%	2/5/10	160	160	A
Morgan Stanley	5.050%	1/21/11	280	280
The Bear Stearns Companies Inc.	4.550%	6/23/10	250	245

				2,095

Manufacturing (Diversified) — 0.4%
Tyco International Group SA	4.436%	6/15/07	280	277	B

Media — 2.1%
Clear Channel Communications, Inc.	6.000%	11/1/06	180	182
Clear Channel Communications, Inc.	4.250%	5/15/09	100	96
Clear Channel Communications, Inc.	7.650%	9/15/10	10	11
Clear Channel Communications, Inc.	5.500%	9/15/14	40	38
Liberty Media Corporation	7.875%	7/15/09	270	284
News America, Inc.	6.625%	1/9/08	270	278
Time Warner Inc.	6.875%	5/1/12	220	234
Turner Broadcasting System, Inc.	8.375%	7/1/13	130	150
Viacom Inc.	5.625%	5/1/07	120	121

				1,394

Medical Care Facilities — 0.2%
HCA, Inc.	6.750%	7/15/13	70	72
HCA, Inc.	8.750%	9/1/10	50	55

				127

Medical Products — 0.2%
Bristol-Myers Squibb Company	5.750%	10/1/11	110	114

Oil and Gas — 2.3%
Amerada Hess Corporation	6.650%	8/15/11	530	569
El Paso Corporation	6.950%	12/15/07	300	303
Kerr-McGee Corporation	5.875%	9/15/06	115	116
Kerr-McGee Corporation	6.625%	10/15/07	60	61
Occidental Petroleum Corporation	7.375%	11/15/08	140	150
Occidental Petroleum Corporation	6.750%	1/15/12	200	219
XTO Energy, Inc.	7.500%	4/15/12	100	112

				1,530

Paper and Forest Products — 0.6%
International Paper Company	3.800%	4/1/08	230	223
International Paper Company	6.750%	9/1/11	50	53

Weyerhaeuser Company	6.750%	3/15/12	130	138

				414

Photo Equipment and Supplies — 0.2%
Eastman Kodak Company	7.250%	11/15/13	150	143

Special Purpose — 5.6%
BAE Systems Holdings Inc.	4.740%	8/15/08	130	130	A B
DaimlerChrysler NA Holding Corporation	4.960%	9/10/07	580	581	A
Daimlerchrysler NA Holding Corporation	4.780%	10/31/08	130	130	A
DaimlerChrysler NA Holding Corporation	4.875%	6/15/10	360	352
Devon Financing Corporation ULC	6.875%	9/30/11	250	274
International Lease Finance Corp. E-Capital Trust I	5.900%	12/21/65	200	201	B
International Lease Finance Corporation	5.000%	4/15/10	510	507
Sprint Capital Corporation	4.780%	8/17/06	360	360
Sprint Capital Corporation	6.125%	11/15/08	280	288
Sprint Capital Corporation	8.375%	3/15/12	110	127
The Williams Companies, Inc. Credit-Linked Certificates	6.750%	4/15/09	170	172	B
The Williams Companies, Inc. Credit-Linked Certificates	7.511%	5/1/09	255	263	A B
Verizon Global Funding Corp.	7.250%	12/1/10	350	380

				3,765

Telecommunications — 1.0%
AT&T Inc.	5.300%	11/15/10	180	180
AT&T Inc.	6.250%	3/15/11	100	105
BellSouth Corporation	4.465%	11/15/07	140	140	A
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	16	16
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	10	10
Qwest Communications International Incorporated	7.840%	2/15/09	200	203	A

				654

Telecommunications (Cellular/Wireless) — 0.9%
ALLTEL Corporation	4.656%	5/17/07	410	408
New Cingular Wireless Services Inc.	8.125%	5/1/12	200	231

				639

Total Corporate Bonds and Notes (Identified Cost — $24,787)				24,369

Asset-Backed Securities — 0.2%
Indexed Securities A — 0.2%
Metris Master Trust 2004-1	4.650%	4/20/11	100	101
Morgan Stanley ABS Capital I 2003-NC8 A2	4.739%	9/25/33	13	13
Residential Asset Securities Corporation 2002-KS7	4.749%	11/25/32	32	32

				146

Total Asset-Backed Securities (Identified Cost — $146)				146

Mortgage-Backed Securities — 3.5%
Fixed Rate Securities — 0.1%
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	34	35

Indexed Securities A — 0.7%
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	450	432
Merrill Lynch Mortgage Investors, Inc. 2004-B	5.520%	6/25/29	48	49

				481

Variable Rate Securities — 2.7%
Banc of America Funding Corporation 2005-B	5.131%	4/20/35	225	224
Bear Stearns ALT-A Trust 2005-2	4.799%	4/25/35	187	185
Countrywide Home Loans 2004-20	5.601%	9/25/34	46	47
J.P. Morgan Mortgage Trust 2004-A3	4.331%	7/25/34	366	360
MLCC Mortgage Investors, Inc. 2005-1 2A1	4.969%	4/25/35	75	74
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.969%	4/25/35	244	241
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	4.726%	6/25/34	248	244
WaMu Mortgage Pass -Through Certificates, Series 2005-AR12	4.844%	10/25/35	190	190
WaMu Mortgage Pass -Through Certificates, Series 2005-AR4	4.679%	4/25/35	300	293

				1,858

Total Mortgage-Backed Securities (Identified Cost — $2,404)				2,374

Municipal Bonds — 0.1%
Municipals — 0.1%
Liberty New York Development Corporation Revenue	5.250%	10/1/35	40	45

Total Municipal Bonds (Identified Cost — $44)				45

U.S. Government and Agency Obligations — 38.7%
Fixed Rate Securities — 34.9%
Farmer Mac	4.250%	7/29/08	80	79
Federal Home Loan Bank	3.125%	9/15/06	100	99
Federal Home Loan Bank	4.125%	4/18/08	140	138
Freddie Mac	4.750%	1/18/11	710	710
Tennessee Valley Authority	5.625%	1/18/11	10	10
Tennessee Valley Authority	6.790%	5/23/12	210	233
Tennessee Valley Authority	5.880%	4/1/36	20	23
United States Treasury Bonds	8.000%	11/15/21	410	565
United States Treasury Bonds	6.125%	11/15/27	110	133
United States Treasury Bonds	5.375%	2/15/31	20	22
United States Treasury Notes	4.000%	8/31/07	1,290	1,281
United States Treasury Notes	3.000%	11/15/07	3,600	3,510
United States Treasury Notes	3.750%	5/15/08	3,940	3,884
United States Treasury Notes	4.125%	8/15/08	4,090	4,067
United States Treasury Notes	3.375%	9/15/09	770	744
United States Treasury Notes	3.375%	10/15/09	10	10
United States Treasury Notes	6.500%	2/15/10	40	43
United States Treasury Notes	3.875%	5/15/10	2,820	2,767
United States Treasury Notes	4.250%	10/15/10	1,080	1,074
United States Treasury Notes	4.500%	11/15/10	1,020	1,026
United States Treasury Notes	4.125%	5/15/15	3,300	3,228

				23,646

Indexed Securities C — 3.6%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	221	210
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,132	1,126
United States Treasury Inflation-Protected Security	2.000%	7/15/14	169	168
United States Treasury Inflation-Protected Security	1.875%	7/15/15	502	493
United States Treasury Inflation-Protected Security	2.375%	1/15/25	402	422

				2,419

Stripped Securities — 0.2%
United States Treasury Bonds	0.000%	11/15/27	340	125	D2
United States Treasury Notes	0.000%	5/15/30	70	23	D2

				148

Total U.S. Government and Agency Obligations (Identified Cost — $26,363)				26,213

U.S. Government Agency Mortgage-Backed Securities — 12.3%
Fixed Rate Securities — 12.3%
Fannie Mae	4.587%	9/1/35	464	460
Fannie Mae	4.317%	12/1/34	936	920	E
Fannie Mae	5.000%	12/1/35	6,200	6,006	E
Freddie Mac	4.375%	11/16/07	370	368
Freddie Mac	5.000%	7/15/14	390	395
Freddie Mac	4.079%	1/1/35	29	28
Freddie Mac	4.097%	1/1/35	52	51
Freddie Mac	5.000%	12/1/35	100	97	E

				8,325

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $8,296)				8,325

Yankee Bonds F — 9.0%
Banking and Finance — 0.8%
AIFUL CORPORATION	5.000%	8/10/10	190	188
HSBC Holdings plc	7.500%	7/15/09	120	129
Royal Bank of Scotland Group plc	9.118%	3/31/49	180	206

				523

Banks — 0.4%
Banco Santiago SA	4.810%	12/9/09	200	199	A B
The Korea Development Bank	4.750%	7/20/09	70	70

				269

Energy — 1.2%
Pemex Project Funding Master Trust	6.125%	8/15/08	540	551
Pemex Project Funding Master Trust	7.375%	12/15/14	230	255

				806

Foreign Governments — 2.9%
Federative Republic of Brazil	5.250%	4/15/12	36	35	A
Federative Republic of Brazil	8.875%	4/15/24	30	34
Federative Republic of Brazil	8.875%	4/15/24	20	22
Federative Republic of Brazil	12.250%	3/6/30	50	72
Federative Republic of Brazil	11.000%	8/17/40	165	213
Republic of Bulgaria	8.250%	1/15/15	30	36	B
Republic of Colombia	11.750%	2/25/20	78	108
Republic of Columbia	6.142%	11/16/15	250	255
Republic of Panama	7.125%	1/29/26	100	101
Republic of Peru	5.000%	3/7/17	41	40	G
Republic of Peru	8.750%	11/21/33	50	56
Russian Federation	5.000%	3/31/30	220	248	G
Russian Federation	5.000%	3/31/30	210	237	B G
United Mexican States	8.375%	1/14/11	5	6
United Mexican States	8.300%	8/15/31	10	13
United Mexican States	7.500%	4/8/33	420	497

				1,973

Manufacturing (Diversified) — 0.6%
Tyco International Group SA	6.38%	10/15/11	180		187
Tyco International Group SA	6.00%	11/15/13	250		255

					442

Special Purpose — 0.4%
Deutsche Telekom International Finance BV	8.000%	6/15/10	240		272

Telecommunications — 2.4%
British Telecommunications plc	8.375%	12/15/10	350		398
France Telecom SA	7.750%	3/1/11	300		335
Koninklijke (Royal) KPN NV	8.000%	10/1/10	280		308
Telecom Italia Capital	4.000%	11/15/08	40		39	B
Telecom Italia Capital	4.730%	2/1/11	370		371
Telefonos de Mexico SA de CV	4.500%	11/19/08	100		98
Vodafone Group Plc	7.750%	2/15/10	100		110

					1,659

Utilities — 0.3%
United Utilities plc	6.450%	4/1/08	170		175

Total Yankee Bonds (Identified Cost — $6,046)					6,119

Foreign Government Obligations — 0.7%
Canadian Real Return Bond	4.000%	12/1/31	189	H	252	C
Queensland Treasury Corp	6.000%	6/14/11	270	I	204

					456

Total Foreign Government Obligations (Identified Cost — $421)					456

Foreign Corporate Bonds — 0.1%
General Motors Corporation	8.375%	7/5/33	50	I	39

Total Foreign Corporate Bonds (Identified Cost — $65)					39

Preferred Stocks — 1.0%
Fannie Mae	7.000%		9	shs	512	A
General Motors Corporation	4.500%		7		150

					662

Total Preferred Stocks (Identified Cost — $694)					662

Total Long-Term Securities (Identified Cost — $69,266)					68,748
Short-Term Securities — 4.3%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	5/15/06	107		105	J,K

Repurchase Agreements — 4.1%
Goldman, Sachs & Company
4.24%, dated 12/30/05, to be repurchased at $2,783 on 1/3/06 (Collateral: $2,745 Freddie Mac Notes, 5.75%, due 4/15/08, value $2,778)			2,782		2,782

Total Short-Term Securities (Identified Cost — $2,899)					2,887

Total Investments — 105.8% (Identified Cost — $72,165)			71,635
Other Assets Less Liabilities — (5.8)%			(3,941)

Net Assets — 100.0%			$67,694

Net Asset Value Per Share			$9.85

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	June 2006	7	(1)
Eurodollar Futures	March 2006	10	(9)
Eurodollar Futures	September 2006	17	4
U.S. Treasury Bond Futures	March 2006	16	17
U.S. Treasury Note Futures	March 2006	32	18

			$29

Options Written
JPMorgan Swaption Pvt, Strike Price $4.96	May 2006	2,200,000	12
JPMorgan Swaption Call, Strike Price $4.96	May 2006	900,000	(12)

Open Forward Currency Exchange Contracts

	Contract to				Unrealized Gain/(Loss)
Settlement Date	ReceiveL		DeliverL
2/8/06	USD	203	AUD	272	$5
2/8/06	USD	422	CAD	498	(8)
2/8/06	USD	1,391	EUR	1,153	25

					22

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate.

The coupon rates are the rates as of December 31, 2005.

B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.4% of net assets.

C	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

D	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively.

For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

E	When - issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

G	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

H	Denominated in Canadian dollars.

I	Denominated in euro currency.

J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

K	All or a portion of this security is collateral to cover futures and option contracts.

L	Definitions of currency abbreviations.

AUD - Australian dollar

CAD - Canadian dollar

EUR - Euro

USD - United States dollar

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 116.6%
Corporate Bonds and Notes — 18.5%
Aerospace/Defense — 0.1%
Lockheed Martin Corporation	7.650%	5/1/16	$135	$161	A
Northrop Grumman Corporation	4.079%	11/16/06	2,600	2,580
Raytheon Company	6.000%	12/15/10	32	33
Raytheon Company	5.500%	11/15/12	65	66
Raytheon Company	5.375%	4/1/13	705	715
United Technologies Corporation	5.400%	5/1/35	1,460	1,455	A

				5,010

Automotive — 0.4%
Ford Motor Company	7.450%	7/16/31	15,410	10,479	A
General Motors Corporation	8.375%	7/15/33	11,020	7,273	A

				17,752

Banking and Finance — 3.0%
Boeing Capital Corporation	7.375%	9/27/10	3,240	3,565
Ford Motor Credit Company	6.625%	6/16/08	8,900	8,073	A
Ford Motor Credit Company	7.375%	10/28/09	50,175	44,500	A
Ford Motor Credit Company	7.875%	6/15/10	6,310	5,678	A
Ford Motor Credit Company	7.375%	2/1/11	6,435	5,640	A
Ford Motor Credit Company	7.250%	10/25/11	5,910	5,105	A
General Motors Acceptance Corporation	6.125%	2/1/07	5,210	4,974	A
General Motors Acceptance Corporation	6.150%	4/5/07	4,150	3,920
General Motors Acceptance Corporation	6.125%	8/28/07	8,620	7,990	A
General Motors Acceptance Corporation	5.625%	5/15/09	9,550	8,496	A
General Motors Acceptance Corporation	7.750%	1/19/10	5,355	5,001	A
General Motors Acceptance Corporation	7.250%	3/2/11	820	754	A
General Motors Acceptance Corporation	0.000%	6/15/15	13,910	6,403	B
HSBC Finance Corporation	7.875%	3/1/07	2,800	2,890	A
HSBC Finance Corporation	8.000%	7/15/10	690	770	A
HSBC Finance Corporation	7.000%	5/15/12	700	766	A
HSBC Finance Corporation	6.375%	11/27/12	440	467	A
SB Treasury Company LLC	9.400%	12/29/49	2,930	3,209	C,D
SLM Corporation	4.525%	4/1/09	7,620	7,365	E

				125,566

Banks — 0.2%
Bank of America Corporation	7.400%	1/15/11	2,000	2,203	A
Bank One Corporation	7.875%	8/1/10	4,500	4,995
Bank One Corporation	5.900%	11/15/11	2,000	2,080
Firstar Bank NA	7.125%	12/1/09	450	486

				9,764

Cable — 0.8%
Comcast Cable Communications, Inc.	6.375%	1/30/06	17,490	17,512
Comcast Corporation	6.500%	1/15/15	1,800	1,902	A
Comcast Corporation	7.050%	3/15/33	3,130	3,379	A
Comcast MO of Delaware Inc.	9.000%	9/1/08	2,200	2,404
Cox Communications, Inc.	7.875%	8/15/09	9,640	10,356

				35,553

Computer Services and Systems — 0.2%
Electronic Data Systems Corporation	7.125%	10/15/09	7,685	8,166	A

Diversified Financial Services — 1.1%
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	38,220	37,966
U.S. Bancorp	3.125%	3/15/08	10,300	9,946
Wells Fargo & Company	5.000%	11/15/14	690	684

				48,596

Electric — 1.1%
Dominion Resources, Inc.	4.125%	2/15/08	10,850	10,649
Dominion Resources, Inc.	5.125%	12/15/09	50	50
Dominion Resources, Inc.	4.750%	12/15/10	570	557
Dominion Resources, Inc.	5.700%	9/17/12	2,050	2,084	A
Exelon Corporation	5.625%	6/15/35	4,840	4,561
FirstEnergy Corp.	5.500%	11/15/06	15,290	15,345	A
FirstEnergy Corp.	6.450%	11/15/11	340	360
FirstEnergy Corp.	7.375%	11/15/31	10,850	12,803
The Cleveland Electric Illuminating Company	5.650%	12/15/13	280	285
The Detroit Edison Company	6.125%	10/1/10	920	960

				47,654

Energy — 1.5%
Duke Energy Corporation	6.250%	1/15/12	590	622

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Duke Energy Corporation	5.625%	11/30/12	1,330	1,364	A
Pacific Gas and Electric Company	6.050%	3/1/34	940	973	A
Progress Energy, Inc.	7.100%	3/1/11	3,170	3,420	A
TXU Corp.	6.375%	6/15/06	8,380	8,423
TXU Corp.	4.800%	11/15/09	9,000	8,657
TXU Corp.	6.550%	11/15/34	11,020	10,413
TXU Energy Co.	7.000%	3/15/13	25,800	27,494

				61,366

Environmental Services — 0.6%
Waste Management, Inc.	7.125%	10/1/07	10,330	10,675
Waste Management, Inc.	6.875%	5/15/09	2,000	2,109	A
Waste Management, Inc.	6.375%	11/15/12	2,530	2,695	A
Waste Management, Inc.	7.125%	12/15/17	6,000	6,651
Waste Management, Inc.	7.375%	5/15/29	1,220	1,426

				23,556

Food, Beverage and Tobacco — 0.3%
Altria Group, Inc.	7.000%	11/4/13	3,815	4,174
Altria Group, Inc.	7.750%	1/15/27	2,500	2,968
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	3,240	3,370	A

				10,512

Gas and Pipeline Utilities — 0.8%
Dynegy Holdings Inc.	8.750%	2/15/12	11,260	12,161	A
Southern Natural Gas Company	8.000%	3/1/32	7,390	8,103
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,110	1,260
The Williams Companies, Inc.	8.125%	3/15/12	3,730	4,066	A
The Williams Companies, Inc.	7.500%	1/15/31	5,000	5,175	A
The Williams Companies, Inc.	8.750%	3/15/32	3,240	3,758

				34,523

Health Care — 0.3%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,281	A
Tenet Healthcare Corporation	7.375%	2/1/13	9,462	8,729	A

				11,010

Investment Banking/Brokerage — 0.8%
J.P. Morgan & Co. Incorporated	8.581%	2/15/12	2,000	2,072	E
JPMorgan Chase & Co.	5.750%	1/2/13	3,770	3,888
Lehman Brothers Holdings Inc.	4.721%	4/20/07	5,470	5,478	E
Merrill Lynch & Co., Inc.	5.100%	3/12/07	5,210	5,159	E
Merrill Lynch & Co., Inc.	3.375%	9/14/07	11,120	10,842
Morgan Stanley	5.300%	3/1/13	3,380	3,387	A
The Goldman Sachs Group, Inc.	4.750%	7/15/13	4,370	4,239	A

				35,065

Investment Management — 0.2%
Dryden Investor Trust	7.157%	7/23/08	8,828	9,053	C

Media — 1.2%
Clear Channel Communications, Inc.	4.625%	1/15/08	1,430	1,410	A
Clear Channel Communications, Inc.	4.250%	5/15/09	2,130	2,048
Clear Channel Communications, Inc.	5.500%	9/15/14	2,850	2,727	A
Liberty Media Corporation	5.991%	9/17/06	10,573	10,635	E
Liberty Media Corporation	7.875%	7/15/09	9,000	9,483	A
Liberty Media Corporation	3.750%	2/15/30	290	160
News America, Inc.	6.200%	12/15/34	605	601	A
Time Warner Inc.	6.875%	5/1/12	8,270	8,803	A
Time Warner Inc.	6.950%	1/15/28	2,000	2,072
Time Warner Inc.	7.625%	4/15/31	1,350	1,503
Time Warner Inc.	7.700%	5/1/32	8,565	9,633	A
Viacom Inc.	5.625%	8/15/12	970	963	A

				50,038

Medical Care Facilities — 0.9%
HCA, Inc.	5.750%	3/15/14	40,360	39,137	A

Oil and Gas — 1.5%
Amerada Hess Corporation	7.300%	8/15/31	12,535	14,507	A
Conoco Inc.	6.950%	4/15/29	9,950	12,009
ConocoPhillips	4.750%	10/15/12	1,770	1,759	A
Devon Energy Corporation	7.950%	4/15/32	4,145	5,346	A
El Paso Corporation	0.000%	2/28/21	330	180	B,F
El Paso Corporation	7.800%	8/1/31	140	139	A
El Paso Natural Gas Company	8.375%	6/15/32	3,610	4,077
Kerr-McGee Corporation	6.875%	9/15/11	17,000	18,165

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Sonat Inc.	7.625%	7/15/11	5,000	5,087	A
XTO Energy, Inc.	7.500%	4/15/12	1,110	1,241
XTO Energy, Inc.	6.250%	4/15/13	980	1,039

				63,549

Paper and Forest Products — 0.1%
International Paper Company	5.500%	1/15/14	2,110	2,074	A
Weyerhaeuser Company	6.750%	3/15/12	3,445	3,656	A

				5,730

Pharmaceuticals — N.M.
Bristol-Myers Squibb Company	5.750%	10/1/11	830	857	A

Photo Equipment and Supplies — 1.2%
Eastman Kodak Company	3.625%	5/15/08	17,500	16,082	A
Eastman Kodak Company	7.250%	11/15/13	34,680	33,148	A

				49,230

Real Estate — N.M.
Socgen Real Estate Co. LLC	7.640%	12/29/49	260	271	C,D

Retail — 0.1%
Target Corporation	4.000%	6/15/13	4,445	4,206	A
Wal-Mart Stores, Inc.	5.450%	8/1/06	150	151	A

				4,357

Special Purpose — 1.5%
ASIF Global Financing XIX	4.900%	1/17/13	2,010	2,000	A,C
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	2,250	2,191	A
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	1,240	1,311
Patrons’ Legacy 2003 IV	5.775%	12/23/63	5,100	5,168	C
Rabobank Capital Funding Trust II	5.260%	12/31/49	470	465	C,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,030	2,971	D
Sprint Capital Corporation	6.000%	1/15/07	31,760	32,071	A
Sprint Capital Corporation	8.375%	3/15/12	7,935	9,196	A
Texaco Capital Inc.	5.500%	1/15/09	1,000	1,026
Unilever Capital Corporation	7.125%	11/1/10	1,730	1,884
Verizon Global Funding Corp.	7.250%	12/1/10	2,220	2,409	A
Verizon Global Funding Corp.	6.875%	6/15/12	1,290	1,400
Verizon Global Funding Corp.	7.375%	9/1/12	2,875	3,206	A

				65,298

Telecommunications — 0.1%
AT&T Inc.	5.100%	9/15/14	4,240	4,142
BellSouth Corporation	4.750%	11/15/12	440	429
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	700	703

				5,274

Transportation — 0.5%
Continental Airlines, Inc.	6.900%	7/2/19	321	320
Continental Airlines, Inc.	6.545%	8/2/20	2,634	2,630
Delta Air Lines, Inc.	7.111%	9/18/11	500	491	A
Delta Air Lines, Inc.	6.718%	7/2/24	4,237	4,298
Southwest Airlines Co.	5.496%	11/1/06	9,000	9,037
United Airlines, Inc.	7.783%	7/1/15	2,539	2,528

				19,304

Total Corporate Bonds and Notes (Identified Cost — $798,636)				786,191

Asset-Backed Securities — 2.7%
Fixed Rate Securities — 0.3%
Advanta Mortgage Loan Trust 1999-3	7.590%	6/25/14	262	265
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	4,700	3,859
Equity One ABS, Inc. 2003-3	4.995%	12/25/33	8,200	8,177
Green Tree Financial Corporation 1996-5	8.100%	7/15/27	845	143
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	609	609

				13,053

Indexed Securities E — 2.4%
AAA Trust 2005-2	4.479%	11/26/35	11,725	11,732	C
Aegis Asset Backed Securities Trust 2005-2	4.630%	6/25/35	18,281	18,285
Aesop Funding II LLC 2003-4A	4.720%	8/20/07	13,900	13,914	C
Amortizing Residential Collateral Trust 2002-BC1M	4.810%	1/1/32	373	373
Asset Backed Funding Certificates 2002-SB1	4.960%	4/25/18	2,323	2,330
Bayview Financial Aquisition Trust 2002-CA	4.860%	5/25/32	2,116	2,115	C
CDC Mortgage Capital Trust 2002-HE1	4.840%	1/25/33	1,144	1,146
CIT Group Home Equity Loan Trust 2002-1	4.820%	3/25/33	779	781
Countrywide Asset-Backed Certificates 2003-BC3	4.840%	9/25/33	1,892	1,894

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Countrywide Asset-Backed Certificates 2005-AB1	4.630%	5/25/35	15,474	15,478
Fleet Home Equity Loan Trust 2003-1	4.740%	1/20/33	5,560	5,566
Long Beach Mortgage Loan Trust 2000-1	5.030%	1/21/31	386	386
Provident Bank Home Equity Loan Trust 1999-3	4.920%	1/25/31	1,342	1,343
Residential Asset Mortgage Products, Inc. 2003-RS2	4.870%	3/25/33	629	630
Residential Asset Securities Corporation 2001-KS2	4.760%	6/25/31	816	816
Residential Asset Securities Corporation 2001-KS3	4.760%	9/25/31	305	305
Structured Asset Investment Loan Trust 2005-3	4.660%	4/25/35	22,321	22,325

				99,419

Stripped Securities — N.M.
Diversified REIT Trust 1999-1A	0.532%	3/18/11	121,096	1,590	G1

Total Asset-Backed Securities (Identified Cost — $115,313)				114,062

Mortgage-Backed Securities — 21.4%
Fixed Rate Securities — 4.2%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	2,111	2,118
Banc of America Commercial Mortgage Inc. 2005-5	5.115%	10/10/45	6,440	6,411
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	7,383	7,616	C
Deutsche Mortgage and Asset Receiving Corporation 1998-C1	6.538%	6/15/31	9,732	9,969
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	12,900	12,565
J.P. Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-CIBC12	4.895%	9/12/37	1,610	1,577
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	8,590	8,331
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000	14,583
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/40	10,800	10,639
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	14,054	14,512	C
MASTR Specialized Loan Trust 2005-1	6.500%	8/25/34	1,708	1,705	C
Merrill Lynch Mortgage Investors, Inc. 1996-C2	6.960%	11/21/28	232	233
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	13,450	13,265
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	5,500	5,525
Nomura Asset Securities Corporation 1996-MD5A	7.070%	4/13/39	206	207
Residential Asset Mortgage Products, Inc. 2005-SL2	7.500%	3/25/32	6,826	7,155
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	63,946	62,207

				178,618

Indexed Securities E — 16.4%
Banc of America Funding Corporation 2005-E	4.620%	6/20/35	32,868	33,316
Chevy Chase Mortgage Funding Corporation 2003-2A	4.910%	5/25/34	5,793	5,803	C
Countrywide Alternative Loan Trust 2005-14	4.740%	5/25/35	21,111	21,105
Countrywide Alternative Loan Trust 2005-17 1A1	4.790%	7/25/35	26,308	26,235
Countrywide Alternative Loan Trust 2005-17 2A1	4.770%	7/25/35	44,591	44,554
Countrywide Alternative Loan Trust 2005-38	4.880%	9/25/35	823	822
Countrywide Asset-Backed Certificates 2005-3	4.820%	4/25/35	27,604	27,537
Countrywide Home Loans 2005-9 1A1	4.830%	5/25/35	29,476	29,404
Countrywide Home Loans 2005-9 2A1	4.750%	5/25/35	22,392	22,357
Credit-Based Asset Servicing and Securitization 2001-CB2	4.820%	8/25/33	1,268	1,269
Granite Mortgages PLC 2003-1	4.791%	1/20/20	4,492	4,498	H
Greenpoint Mortgage Funding Trust 2005-AR1	4.750%	6/25/45	24,360	24,319
Greenpoint Mortgage Funding Trust 2005-AR4	4.790%	10/25/45	8,479	8,441
GSMPS Mortgage Loan Trust 2005-RP2	4.880%	3/25/35	26,362	26,416	C
Harborview Mortgage Loan Trust 2005-7	4.924%	6/19/45	35,940	36,294
Impac CMB Trust2003-7	5.170%	8/25/33	2,152	2,152
Lehman XS Trust, Series 2005-5N	4.830%	11/25/35	18,954	18,966
Medallion Trust 2000-1G	4.799%	7/12/31	199	198	H
Medallion Trust 2000-2G	4.697%	12/18/31	1,417	1,421	H
Medallion Trust 2003-1G	4.690%	12/21/33	3,405	3,413	H
MLCC Mortgage Investors, Inc. 2003-B	4.870%	4/25/28	6,854	6,891
MSDWCC Heloc Trust 2005-1	4.720%	7/25/17	3,774	3,774
People’s Choice Home Loan Securities Trust 2005-2	4.640%	5/25/35	12,704	12,706
Thornburg Mortgage Securities Trust 2005-2 A1	4.750%	7/25/35	16,549	16,544
Thornburg Mortgage Securities Trust 2005-2 A2	4.760%	7/25/35	18,492	18,485
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11 A1A	4.760%	8/25/45	77,325	77,414
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	4.800%	10/25/45	33,284	33,221
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 B10	4.850%	10/25/45	4,190	3,342
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17	4.820%	12/25/45	20,900	20,903
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A1	5.101%	12/25/45	47,800	47,791
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	4.820%	12/25/45	52,300	52,290
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6 A1A	4.800%	4/25/45	28,848	28,753
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8 1A	4.820%	7/25/45	35,782	35,701

				696,335

Stripped Securities — N.M.
FFCA Secured Lending Corporation 1999-1A	1.527%	9/18/25	9,054	358	C,G1
LB-UBS Commercial Mortgage Trust 2001-C3	0.977%	6/15/36	19,047	779	C,G1
Structured Mortgage Asset Residential Trust 1991-8	0.013%	1/25/23	633	0.072	G1

				1,137

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Variable Rate Securities I — 0.8%
J.P. Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-CB13	5.294%	1/12/43	7,500	7,601
Merrill Lynch Mortgage Trust 2005-CKI1	5.245%	11/12/37	23,750	23,898

				31,499

Total Mortgage-Backed Securities (Identified Cost — $912,097)				907,589

Municipal Bonds — 1.1%
Brazos Higher Education Authority, Inc. 2005-1	4.549%	6/15/42	18,300	18,152
Liberty New York Development Corporation Revenue Bonds	5.250%	10/1/35	24,060	27,130

				45,282

Total Municipal Bonds (Identified Cost — $45,215)				45,282

U.S. Government and Agency Obligations — 19.4%
Fixed Rate Securities — 11.5%
Federal Home Loan Bank	7.250%	2/15/07	100	103
Freddie Mac	5.625%	11/23/35	17,270	17,451
Tennessee Valley Authority	6.750%	11/1/25	2,560	3,128
Tennessee Valley Authority	7.125%	5/1/30	2,450	3,184
United States Treasury Bonds	7.500%	11/15/16	1,490	1,872	A
United States Treasury Bonds	7.250%	8/15/22	13,010	16,942
United States Treasury Bonds	6.250%	8/15/23	1,980	2,364	A
United States Treasury Bonds	5.250%	11/15/28	5,630	6,141	A
United States Treasury Bonds	5.250%	2/15/29	31,510	34,384	A
United States Treasury Bonds	6.250%	5/15/30	84,815	105,336	A
United States Treasury Notes	1.500%	3/31/06	3,940	3,915	A
United States Treasury Notes	2.750%	6/30/06	10,360	10,279	A
United States Treasury Notes	2.500%	9/30/06	89,560	88,297	A
United States Treasury Notes	3.000%	2/15/08	12,760	12,401	A
United States Treasury Notes	3.750%	5/15/08	2,840	2,800	A
United States Treasury Notes	3.125%	10/15/08	12,680	12,265	A
United States Treasury Notes	4.375%	11/15/08	19,170	19,173
United States Treasury Notes	2.625%	3/15/09	10,510	9,963	A
United States Treasury Notes	3.500%	8/15/09	4,700	4,563	A
United States Treasury Notes	3.375%	10/15/09	750	724	A
United States Treasury Notes	3.500%	12/15/09	18,492	17,916	A
United States Treasury Notes	3.500%	2/15/10	12,250	11,849	A
United States Treasury Notes	4.125%	8/15/10	4,660	4,614
United States Treasury Notes	3.875%	9/15/10	16,010	15,677
United States Treasury Notes	4.250%	10/15/10	15,090	15,011
United States Treasury Notes	4.500%	11/15/10	35,800	35,993
United States Treasury Notes	4.375%	12/15/10	25,000	25,020
United States Treasury Notes	3.875%	2/15/13	2,510	2,433
United States Treasury Notes	4.500%	11/15/15	4,770	4,809

				488,607

Indexed Securities J — 7.8%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	92,958	93,641	A
United States Treasury Inflation-Protected Security	3.625%	1/15/08	2,614	2,684	A
United States Treasury Inflation-Protected Security	3.875%	1/15/09	23,927	25,148	A
United States Treasury Inflation-Protected Security	4.250%	1/15/10	77,025	83,500	A
United States Treasury Inflation-Protected Security	0.875%	4/15/10	29,619	28,157	A
United States Treasury Inflation-Protected Security	3.375%	1/15/12	7,852	8,443	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	14,999	14,794	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	636	632	A
United States Treasury Inflation-Protected Security	1.625%	1/15/15	4,267	4,110	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	4,455	4,381	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	41,560	43,681
United States Treasury Inflation-Protected Security	3.625%	4/15/28	12,389	15,982
United States Treasury Inflation-Protected Security	3.875%	4/15/29	3,877	5,232	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	32	32	A

				330,417

Stripped Securities — 0.1%
United States Treasury Bonds	0.000%	8/15/27	1,630	605	G2
United States Treasury Bonds	0.000%	11/15/27	12,350	4,529	A,G2

				5,134

Total U.S. Government and Agency Obligations (Identified Cost — $826,815)				824,158

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
U.S. Government Agency Mortgage-Backed Securities — 47.5%
Fixed Rate Securities — 44.6%
Fannie Mae	7.000%	9/1/07 to 2/1/33	12,930	13,488
Fannie Mae	4.610%	10/10/13	30,420	29,351
Fannie Mae	8.000%	5/1/15	48	51
Fannie Mae	6.000%	11/1/16 to 10/1/35	32,271	32,603
Fannie Mae	5.500%	4/1/18 to 10/1/35	67,143	66,629
Fannie Mae	4.500%	7/1/18 to 9/1/35	14,196	13,533
Fannie Mae	4.000%	8/1/20 to 9/1/20	6,384	6,097
Fannie Mae	5.000%	8/1/20 to 9/1/20	20,186	19,971
Fannie Mae	7.500%	6/1/25 to 7/1/29	982	1,029
Fannie Mae	6.500%	7/1/28 to 7/1/35	25,946	26,664
Fannie Mae	5.000%	12/1/35	618,850	599,511	K
Fannie Mae	5.500%	12/1/35	405,300	401,247	K
Fannie Mae	6.000%	12/1/35	281,850	284,404	K
Fannie Mae	6.500%	12/1/35	90,850	93,178	K
Freddie Mac	9.750%	7/1/08	20	21
Freddie Mac	6.000%	3/1/09 to 10/1/35	4,774	4,838
Freddie Mac	4.125%	10/18/10	2,490	2,422
Freddie Mac	4.650%	10/10/13	34,390	33,207
Freddie Mac	5.500%	12/1/13 to 8/1/35	40,411	40,080
Freddie Mac	9.300%	4/15/19	195	194
Freddie Mac	5.000%	9/1/20 to 8/1/33	68,327	66,802
Freddie Mac	7.000%	4/1/24 to 5/1/32	4,236	4,413
Freddie Mac	6.500%	6/1/32	79	81
Government National Mortgage Association	10.000%	11/15/09	0.276	0.289
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	249	267
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	533	561
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	551	576
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	25,723	26,883
Government National Mortgage Association	6.000%	3/15/26 to 8/15/35	45,322	46,433
Government National Mortgage Association	5.500%	1/15/33	275	277
Government National Mortgage Association	5.000%	6/15/35 to 9/15/35	73,419	72,500

				1,887,311

Indexed Securities E — 2.9%
Fannie Mae	4.791%	6/1/35	19,047	19,029
Fannie Mae	4.344%	8/1/35	1,599	1,581
Fannie Mae	4.631%	9/1/35	9,371	9,308
Fannie Mae	4.709%	9/1/35	4,207	4,181
Fannie Mae	4.601%	10/1/35	3,528	3,505
Fannie Mae	4.679%	10/1/35	4,059	4,036
Fannie Mae	4.747%	10/1/35	5,924	5,885
Fannie Mae	4.841%	10/1/35	3,839	3,834
Fannie Mae	5.304%	10/1/35	20,721	21,369
Fannie Mae	5.169%	11/1/35	8,487	8,644
Fannie Mae	5.227%	11/1/35	8,586	8,664
Fannie Mae	5.216%	11/1/35	8,485	8,587
Fannie Mae	5.217%	11/1/35	8,490	8,686
Fannie Mae	5.196%	11/1/35	8,499	8,609
Freddie Mac	4.885%	10/1/35	6,378	6,357

				122,275

Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	18	4	G1
Fannie Mae	1009.250%	2/25/20	0.009	0.295	G1
Fannie Mae	1009.250%	8/25/21	1	18	G1
Fannie Mae	0.000%	5/25/22	164	143	G2
Financing Corporation	0.000%	4/5/19	1,150	606	G2
Freddie Mac	10.000%	3/1/21	130	35	G1
Freddie Mac	0.000%	7/15/22	21	18	G2

				824

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $2,004,818)				2,010,410

Yankee Bonds G — 5.5%
Aerospace/Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	3,139	3,340	C

Banking and Finance — 0.1%
AIFUL CORPORATION	5.000%	8/10/10	4,030	3,978	C

Banks — 0.1%
The Korea Development Bank	4.250%	11/13/07	6,045	5,964

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	4,340	4,063

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares		Value
Electric — N.M.
Hydro-Quebec	6.300%	5/11/11	570		608

Foreign Governments — 2.4%
Quebec Province	5.500%	4/11/06	200		201
Russian Federation	5.000%	3/31/30	51,110		57,698	D
United Mexican States	8.375%	1/14/11	980		1,117	A
United Mexican States	8.300%	8/15/31	6,100		7,838
United Mexican States	7.500%	4/8/33	29,407		34,818

					101,672

Manufacturing (Diversified) — 1.6%
Tyco International Group SA	6.375%	2/15/06	16,600		16,627
Tyco International Group SA	5.800%	8/1/06	10,250		10,293
Tyco International Group SA	6.750%	2/15/11	430		452
Tyco International Group SA	6.375%	10/15/11	1,230		1,278	A
Tyco International Group SA	6.000%	11/15/13	2,300		2,350	A
Tyco International Group SA	7.000%	6/15/28	3,700		4,070
Tyco International Group SA	6.875%	1/15/29	29,900		32,589	A

					67,659

Mining — N.M.
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	1,750		1,695	C

Oil and Gas — 0.1%
YPF Sociedad Anonima	7.750%	8/27/07	3,250		3,364

Special Purpose — 0.7%
Anadarko Finance Company	6.750%	5/1/11	1,590		1,720
Conoco Funding Company	6.350%	10/15/11	400		429
Conoco Funding Company	7.250%	10/15/31	350		436	A
CVRD Finance Ltd.	4.800%	10/15/07	3,966		3,965	C,E
HSBC Capital Funding LP	4.610%	12/29/49	1,630		1,537	C,D
Petronas Capital Ltd.	7.875%	5/22/22	1,340		1,673	C
Petrozuata Finance, Inc.	8.220%	4/1/17	3,950		3,713	C
Resona Preferred Global Securities (Cayman) Ltd.	7.191%	12/29/49	13,670		14,504	C,D

					27,977

Telecommunications — 0.3%
British Telecommunications plc	8.375%	12/15/10	1,755		1,998	A
Koninklijke (Royal) KPN NV	8.000%	10/1/10	3,070		3,372
Telecom Italia Capital S.p.A.	5.250%	11/15/13	965		947	A
Telecom Italia Capital S.p.A.	4.950%	9/30/14	2,570		2,454
Telecom Italia Capital S.p.A.	5.250%	10/1/15	2,060		2,001

					10,772

Total Yankee Bonds (Identified Cost — $214,264)					231,092

Preferred Stocks — 0.5%
Fannie Mae	7.000%		141	shs	7,671	E
Fannie Mae	5.375%		0.044		4,043
General Motors Corporation	5.250%		368		5,487
Home Ownership Funding Corporation	13.331%		6		1,542	C,D
Home Ownership Funding Corporation II	13.338%		5		1,383	C,D

Total Preferred Stocks (Identified Cost — $27,274)					20,126

Total Long-Term Securities (Identified Cost — $4,944,432)					4,938,910

Investment of Collateral From Securities Lending — 24.1%
State Street Navigator Securities Lending Prime Portfolio			1,019,385	shs	1,019,385

Total Investment of Collateral From Securities Lending (Identified Cost — $1,019,385)

Short-Term Securities — 15.7%
U.S. Government and Agency Obligations — 2.5%
Fannie Mae	0.000%	5/15/06	$3,906		3,843	B,L
Fannie Mae	0.000%	5/31/06	30,000		29,450	B
United States Treasury Bills	0.000%	4/6/06	75,160		74,397	B

					107,690

Options Purchased — 0.7%
Eurodollar Futures Call, April 2006, Strike Price $95.00			7,346	M	4,178
Eurodollar Futures Call, January 2006, Strike Price $94.50			2,305	M	4,250
Eurodollar Futures Call, July 2006, Strike Price $94.50			2,999	M	4,911

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	Rate	Maturity Date	Par/Shares		Value
Eurodollar Futures Call, July 2006, Strike Price $95.00			485	M	270
Eurodollar Futures Call, October 2006, Strike Price $94.50			1,777	M	2,976
Eurodollar Futures Put, July 2005, Strike Price $94.00			215	M	—
Goldman Sachs Swaption Call, December 2006, Strike Price $4.85			260,550	M	2,447
Goldman Sachs Swaption Call, March 2006, Strike Price $4.43			33,300	M	27
Goldman Sachs Swaption Call, May 2006, Strike Price $4.88			250,000	M	954
Goldman Sachs Swaption Call, May 2006, Strike Price $4.97			101,500	M	460
Goldman Sachs Swaption Call, May 2006, Strike Price $5.01			71,200	M	861
Goldman Sachs Swaption Call, May 2006, Strike Price $5.03			71,200	M	895
Deutsche Bank Swaption Call, May 2006, Strike Price $5.04			83,500	M	445
Goldman Sachs Swaption Put, March 2006, Strike Price $4.43			33,300	M	695
U.S. Treasury Note Futures Call, March 2006, Strike Price $103.00			1,134	M	3,792
U.S. Treasury Note Futures Call, March 2006, Strike Price $106.50			27	M	12
U.S. Treasury Note Futures Call, March 2006, Strike Price $109.00			253	M	285

					27,458

Repurchase Agreements — 12.5%
Merrill Lynch Government Securities, Inc.
4.24%, dated 12/30/05, to be repurchased at $238,745 on 1/3/06 (Collateral: $242,800 Freddie Mac notes, 4.75%, due 1/18/11, value $243,888)			238,633		238,633
Goldman, Sachs & Company
4.24%, dated 12/30/05, to be repurchased at $224,420 on 1/3/06 (Collateral: $290,269 Tennessee Valley Authority bonds, 7.125%, due 5/1/30, value $298,619)			290,132		290,132

					528,765

Total Short-Term Securities (Identified Cost — $669,943)					663,913

Total Investments — 156.4% (Identified Cost — $6,633,760)					6,622,208
Obligation to Return Collateral for Securities Loaned — (24.1)%					(1,019,385)
Other Assets Less Liabilities — (32.3)%					(1,366,658)
Net Assets — 100.0%					$4,236,165

Net Asset Value Per Share:
Institutional Class					$11.21

Financial Intermediary Class					$11.21

A	All or a portion of this security is on loan.
B	Zero Coupon Bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Rule 144A Security — A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject tothat rule except to qualified institutional buyers. These securities represent 3.4% of net assets.
D	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2005.
F	Convertible Security — Security may be converted into issuer’s common stock.
G	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
I	The coupon rates shown on variable rate securities are the rates at December 31, 2005. These rates vary with the weighted average coupon of the underlying loans.
J	Inflation-Protected Security — A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued Security—Security purchased on a delayed delivery basis. Final settlemen amount and maturity date have not yet been announced.
L	All or a portion of this security is collateral to cover futures and options contracts.
M	Represents actual number of contracts.

N.M — Not meaningful.

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	June 2006	361	$(542)
Eurodollar Futures	March 2006	299	(73)
Eurodollar Futures	September 2006	829	60
Eurodollar Futures	December 2006	366	(34)
U.S. Treasury Note Futures	March 2006	79	(14)
U.S. Treasury Note Futures	March 2006	1,309	477

			$(126)

Futures Contracts Written
U.S. Treasury Bond Futures	March 2006	830	$(296)

Options Written
Deutsche Bank Swaption Call, Strike Price $5.12	May 2006	33,400,000	$104
Eurodollar Futures Call, Strike Price $95.25	March 2006	300	(17)
Eurodollar Futures Call, Strike Price $95.375	March 2006	201	(20)
Eurodollar Futures Call, Strike Price $95.50	March 2006	222	(50)
Eurodollar Futures Call, Strike Price $95.50	September 2006	1,290	(104)
Eurodollar Futures Put, Strike Price $95.75	March 2006	482	488
Eurodollar Futures Put, Strike Price $95.75	June 2006	643	670
Goldman Sachs Swaption Call, Strike Price $4.36	March 2006	54,100,000	407
Goldman Sachs Swaption Call, Strike Price $4.946	December 2006	121,155,750	21
Goldman Sachs Swaption Call, Strike Price $5.04	May 2006	33,850,000	30
Goldman Sachs Swaption Put, Strike Price $4.36	March 2006	54,100,000	(370)
U.S. Treasury Bond Futures Call, Strike Price $116.00	February 2006	795	(38)
U.S. Treasury Bond Futures Call, Strike Price $117.00	February 2006	248	(158)
U.S. Treasury Bond Futures Put, Strike Price $107.00	February 2006	246	(164)
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2006	1,697	(1,485)
U.S. Treasury Bond Futures Put, Strike Price $110.00	March 2006	252	(88)
U.S. Treasury Bond Futures Put, Strike Price $111.00	February 2006	166	(223)
U.S. Treasury Bond Futures Put, Strike Price $112.00	February 2006	166	(89)
U.S. Treasury Bond Futures Put, Strike Price $113.00	February 2006	1,000	(386)
U.S. Treasury Note Futures Call, Strike Price $107.00	February 2006	246	1
U.S. Treasury Note Futures Call, Strike Price $110.00	May 2006	373	64
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2006	838	118
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2006	2,381	(716)
U.S. Treasury Note Futures Call, Strike Price $111.00	May 2006	249	9
U.S. Treasury Note Futures Call, Strike Price $112.00	February 2006	166	(68)
U.S. Treasury Note Futures Call, Strike Price $112.00	May 2006	250	9
U.S. Treasury Note Futures Call, Strike Price $113.00	February 2006	299	(124)
U.S. Treasury Note Futures Put, Strike Price $106.00	May 2006	250	(18)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2006	1,091	(451)

			$(2,648)

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Plus Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 109.3%

Corporate Bonds and Notes — 14.5%
Aerospace/Defense — 0.1%
L-3 Communications Corp.	7.625%	6/15/12	$852	$897
Lockheed Martin Corporation	7.650%	5/1/16	945	1,126
Lockheed Martin Corporation	8.500%	12/1/29	20	27	A
Northrop Grumman Corporation	4.079%	11/16/06	3,580	3,552
Raytheon Company	6.750%	8/15/07	15	15
Raytheon Company	6.000%	12/15/10	41	43
Raytheon Company	5.500%	11/15/12	75	77	A
Raytheon Company	5.375%	4/1/13	875	887

				6,624

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	800	815
Russell Corporation	9.250%	5/1/10	130	132

				947

Auto Trucks and Parts — N.M.
Visteon Corporation	8.250%	8/1/10	2,050	1,743	A

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	42,400	28,832	A
General Motors Corporation	8.250%	7/15/23	8,000	5,140	A
General Motors Corporation	8.375%	7/15/33	46,380	30,611	A

				64,583

Banking and Finance — 1.5%
Boeing Capital Corporation	5.800%	1/15/13	2,030	2,128	A
Ford Motor Credit Company	6.625%	6/16/08	7,040	6,386
Ford Motor Credit Company	7.375%	10/28/09	45,920	40,726
Ford Motor Credit Company	7.875%	6/15/10	3,560	3,203
Ford Motor Credit Company	7.375%	2/1/11	14,135	12,389
Ford Motor Credit Company	7.250%	10/25/11	14,030	12,120
General Motors Acceptance Corporation	6.311%	11/30/07	4,570	4,135
General Motors Acceptance Corporation	8.000%	11/1/31	4,000	3,831	A
HSBC Finance Corporation	7.200%	7/15/06	3,750	3,794
HSBC Finance Corporation	6.400%	6/17/08	20	21
HSBC Finance Corporation	6.500%	11/15/08	40	42
HSBC Finance Corporation	8.000%	7/15/10	70	78
HSBC Finance Corporation	6.375%	8/1/10	1,000	1,052
HSBC Finance Corporation	7.000%	5/15/12	160	175
HSBC Finance Corporation	6.375%	11/27/12	520	553
SB Treasury Company LLC	9.400%	12/29/49	360	394	B
SLM Corporation	4.770%	4/1/09	10,680	10,322	C

				101,349

Banks — 0.5%
Bank of America Corporation	7.400%	1/15/11	3,090	3,404
Bank One Corporation	4.125%	9/1/07	2,780	2,747
Bank One Corporation	6.000%	8/1/08	150	154	A
Bank One Corporation	5.900%	11/15/11	2,000	2,080
Firstar Bank NA	7.125%	12/1/09	350	377
Royal Bank of Scotland/ New York	4.231%	7/5/06	21,900	21,893	C

				30,655

Cable — 0.6%
Comcast Cable Communications, Inc.	6.375%	1/30/06	12,650	12,666
Comcast Cable Communications, Inc.	6.750%	1/30/11	680	720	A
Comcast Corporation	6.500%	1/15/15	1,690	1,786	A
Comcast Corporation	7.050%	3/15/33	6,530	7,050
Comcast MO of Delaware Inc.	9.000%	9/1/08	1,060	1,158
Cox Communications, Inc.	7.875%	8/15/09	7,680	8,250
CSC Holdings Inc.	7.000%	4/15/12	500	472	B
CSC Holdings Inc.	7.875%	2/15/18	260	251
CSC Holdings Inc.	7.625%	7/15/18	568	540
DIRECTV Holdings LLC	6.375%	6/15/15	2,450	2,395
EchoStar DBS Corporation	7.304%	10/1/08	833	849	C
EchoStar DBS Corporation	6.625%	10/1/14	805	772

				36,909

Casino Resorts — 0.1%
Caesars Entertainment Inc.	8.125%	5/15/11	733	809	A
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,070	1,059	A
Mandalay Resort Group	9.500%	8/1/08	80	87
MGM MIRAGE	6.750%	9/1/12	815	826	A

MGM MIRAGE	6.625%	7/15/15	2,240	2,234
Premier Entertainment Biloxi LLC	10.750%	2/1/12	810	782

				5,797

Chemicals — N.M.
IMC Global Inc.	11.250%	6/1/11	132	142
IMC Global Inc.	10.875%	8/1/13	460	528
MacDermid, Incorporated	9.125%	7/15/11	1,067	1,130
Westlake Chemical Corporation	8.750%	7/15/11	702	751	A

				2,551

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	19,905	21,151	A
International Business Machines Corporation	4.750%	11/29/12	40	40	A
Sungard Data Systems Incorporated	9.125%	8/15/13	1,640	1,697	B

				22,888

Containers and Packaging — N.M.
Horizon Lines, LLC	9.000%	11/1/12	855	900
Solo Cup Company	8.500%	2/15/14	700	612	A

				1,512

Diversified Financial Services — 0.6%
American General Finance Corporation (AGFC)	4.649%	6/27/08	18,300	18,325	C
CIT Group Inc.	6.500%	2/7/06	40	40
CIT Group Inc.	5.750%	9/25/07	80	81	A
Citigroup Inc.	5.000%	3/6/07	500	501
Citigroup Inc.	4.125%	2/22/10	2,790	2,710
Citigroup Inc.	5.000%	9/15/14	150	148
General Electric Capital Corporation	5.450%	1/15/13	2,555	2,617	A
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	3,380	3,654	B
U.S. Bancorp	3.125%	3/15/08	8,290	8,006
Wells Fargo & Company	4.570%	6/12/06	50	50	C
Wells Fargo & Company	5.000%	11/15/14	2,750	2,726	A

				38,858

Electric — 2.2%
Dominion Resources, Inc.	4.125%	2/15/08	2,000	1,963
Dominion Resources, Inc.	5.125%	12/15/09	1,260	1,256
Dominion Resources, Inc.	4.750%	12/15/10	1,010	987
Dominion Resources, Inc.	5.700%	9/17/12	3,335	3,391	A
FirstEnergy Corp.	5.500%	11/15/06	15,580	15,636
FirstEnergy Corp.	6.450%	11/15/11	1,640	1,738
FirstEnergy Corp.	7.375%	11/15/31	15,140	17,865	A
General Electric Company	5.000%	2/1/13	8,205	8,201
Niagara Mohawk Power Corporation	7.750%	10/1/08	500	534
The AES Corporation	8.750%	5/15/13	18,838	20,510	B
The AES Corporation	7.750%	3/1/14	60,985	63,958	A
The AES Corporation	9.000%	5/15/15	7,700	8,431	B
The Cleveland Electric Illuminating Company	5.650%	12/15/13	1,495	1,524
The Detroit Edison Company	5.200%	10/15/12	10	10
TXU Electric Delivery Company	6.375%	1/15/15	685	727

				146,731

Energy — 0.6%
Duke Energy Corporation	6.250%	1/15/12	620	653
Duke Energy Corporation	5.625%	11/30/12	1,420	1,457
Exelon Corporation	5.625%	6/15/35	7,510	7,077
MidAmerican Energy Holdings Company	5.875%	10/1/12	30	31
Mirant North America LLC	7.375%	12/31/13	775	784	B
Pacific Gas and Electric Company	6.050%	3/1/34	590	610
Peabody Energy Corporation	6.875%	3/15/13	860	894
Peabody Energy Corporation	5.875%	4/15/16	880	857
Progress Energy, Inc.	7.100%	3/1/11	110	119
TXU Corp.	6.375%	6/15/06	9,795	9,845
TXU Corp.	4.800%	11/15/09	7,760	7,464
TXU Corp.	6.550%	11/15/34	13,325	12,591
TXU Energy Co.	7.000%	3/15/13	10	11

				42,393

Environmental Services — 0.6%
Waste Management, Inc.	7.000%	10/15/06	5,330	5,403
Waste Management, Inc.	7.125%	10/1/07	10,940	11,306
Waste Management, Inc.	6.500%	11/15/08	4,340	4,500
Waste Management, Inc.	6.875%	5/15/09	8,000	8,435
Waste Management, Inc.	7.375%	8/1/10	6,055	6,590
Waste Management, Inc.	7.125%	12/15/17	500	554
Waste Management, Inc.	7.000%	7/15/28	3,010	3,391
Waste Management, Inc.	7.375%	5/15/29	80	94
Waste Management, Inc.	7.750%	5/15/32	750	926

				41,199

Food, Beverage and Tobacco — 0.2%
Altria Group, Inc.	7.000%	11/4/13	4,905	5,367
Altria Group, Inc.	7.750%	1/15/27	5,000	5,936	A
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	730	759

Sara Lee Corporation	6.250%	9/15/11	30	31	A
Sara Lee Corporation	3.875%	6/15/13	20	18

				12,111

Funeral Parlors and Cemeteries — N.M.
Service Corporation International	7.500%	6/15/17	1,510	1,499	B

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245	258
River Rock Entertainment Authority	9.750%	11/1/11	220	237

				495

Gas and Pipeline Utilities — 0.4%
Dynegy Holdings Inc.	8.750%	2/15/12	5,890	6,361	A
Southern Natural Gas Company	8.000%	3/1/32	8,940	9,803
The Williams Companies, Inc.	7.750%	6/15/31	530	559	A
The Williams Companies, Inc.	8.750%	3/15/32	10,130	11,751

				28,474

Health Care — 0.7%
Tenet Healthcare Corporation	6.375%	12/1/11	2,500	2,281	A
Tenet Healthcare Corporation	7.375%	2/1/13	6,222	5,740	A
Tenet Healthcare Corporation	9.875%	7/1/14	27,435	27,778	A
Tenet Healthcare Corporation	9.250%	2/1/15	12,430	12,337	B

				48,136

Homebuilding — N.M.
Beazer Homes USA, Inc.	8.375%	4/15/12	210	218

Insurance — N.M.
Loews Corporation	8.875%	4/15/11	90	104

Investment Banking/Brokerage — 0.5%
E*Trade Financial Corporation	7.375%	9/15/13	590	598	B
J.P. Morgan Capital Trust II	7.950%	2/1/27	20	21
J.P. Morgan Chase & Co.	6.000%	2/15/09	10	10
J.P. Morgan Chase & Co.	4.500%	11/15/10	140	137
J.P. Morgan Chase & Co.	5.750%	1/2/13	4,430	4,569
Lehman Brothers Holdings Inc.	4.000%	1/22/08	6,840	6,727
Lehman Brothers Holdings Inc.	7.000%	2/1/08	160	166
Merrill Lynch & Co., Inc.	3.375%	9/14/07	3,130	3,052
Merrill Lynch & Co., Inc.	3.125%	7/15/08	3,115	2,984
Merrill Lynch & Co., Inc.	6.375%	10/15/08	2,670	2,771
Morgan Stanley	3.625%	4/1/08	90	88
Morgan Stanley	5.300%	3/1/13	4,090	4,098
The Goldman Sachs Group, Inc.	6.600%	1/15/12	2,810	3,019
The Goldman Sachs Group, Inc.	4.750%	7/15/13	1,420	1,377

				29,617

Investment Management — N.M.
Dryden Investor Trust	7.157%	7/23/08	1,156	1,186	B

Lodging/Hotels — N.M.
Host Marriott Corporation	7.875%	8/1/08	83	84
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	890	908

				992

Machinery — N.M.
Case New Holland Incorporated	9.250%	8/1/11	782	837
Terex Corporation	7.375%	1/15/14	1,734	1,716

				2,553

Manufacturing (Diversified) — N.M.
American Achievement Corp.	8.250%	4/1/12	250	254	A
Jacuzzi Brands Incorporated	9.625%	7/1/10	200	212
Procter & Gamble Company	8.500%	8/10/09	90	101
The Gillette Company	2.500%	6/1/08	160	152

				719

Media — 0.7%
AMC Entertainment Inc.	8.000%	3/1/14	580	525
Clear Channel Communications, Inc.	4.625%	1/15/08	165	163
Clear Channel Communications, Inc.	4.250%	5/15/09	2,760	2,653
Clear Channel Communications, Inc.	5.500%	9/15/14	14,250	13,635	A
Lamar Media Corporation	7.250%	1/1/13	1,459	1,514	A
Liberty Media Corporation	5.700%	5/15/13	535	498	A
Liberty Media Corporation	3.750%	2/15/30	170	94	D
News America, Inc.	6.200%	12/15/34	1,300	1,291
News America, Inc.	6.750%	1/9/38	200	212
Readers Digest Association, Inc.	6.500%	3/1/11	460	450	A
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	360	371
Time Warner Inc.	6.875%	5/1/12	5,850	6,227
Time Warner Inc.	7.625%	4/15/31	440	490
Time Warner Inc.	7.700%	5/1/32	14,180	15,948
Viacom Inc.	5.625%	8/15/12	1,350	1,340	A

				45,411

Medical Care Facilities — 0.3%
DaVita, Inc.	7.250%	3/15/15	900	911	A
HCA, Inc.	8.750%	9/1/10	256	283
HCA, Inc.	6.300%	10/1/12	3	3
HCA, Inc.	5.750%	3/15/14	150	145	A
HCA, Inc.	7.690%	6/15/25	723	751
HCA, Inc.	7.500%	11/6/33	14,640	15,116
Health Care REIT, Inc.	8.000%	9/12/12	128	143

				17,352

Medical Products — N.M.
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	900	929	E
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681	726

				1,655

Oil and Gas — 1.2%
Amerada Hess Corporation	7.300%	8/15/31	16,795	19,437	A
Amerigas Partners, L.P.	7.250%	5/20/15	990	1,010
Chesapeake Energy Corporation	7.500%	9/15/13	670	712
Chesapeake Energy Corporation	6.250%	1/15/18	1,970	1,930	A
ConocoPhillips	8.750%	5/25/10	3,100	3,566
ConocoPhillips	4.750%	10/15/12	2,590	2,574
ConocoPhillips	5.900%	10/15/32	10	11	A
Devon Energy Corporation	7.950%	4/15/32	5,035	6,493
El Paso Corporation	0.000%	2/28/21	210	114	D, F
El Paso Corporation	7.800%	8/1/31	10,220	10,195
El Paso Corporation	7.750%	1/15/32	9,560	9,584	A
El Paso Natural Gas Company	8.375%	6/15/32	1,310	1,480
Kerr-McGee Corporation	6.875%	9/15/11	800	855
Kerr-McGee Corporation	7.875%	9/15/31	8,000	9,493	A
Pacific Energy Partners	7.125%	6/15/14	630	649
Plains Exploration & Production Company	7.125%	6/15/14	1,010	1,045	A
Pogo Producing Company	6.875%	10/1/17	850	829	B
Pride International, Inc.	7.375%	7/15/14	1,440	1,544	A
Seariver Maritime Inc.	0.000%	9/1/12	70	51	F
Suburban Propane Partners LP	6.875%	12/15/13	1,990	1,861
Vintage Petroleum, Inc.	8.250%	5/1/12	661	709
XTO Energy, Inc.	7.500%	4/15/12	691	773
XTO Energy, Inc.	6.250%	4/15/13	2,317	2,455	A

				77,370

Paper and Forest Products — 0.1%
Georgia-Pacific Corp.	7.500%	5/15/06	200	201
Georgia-Pacific Corp.	8.125%	5/15/11	9	9
Georgia-Pacific Corp.	9.500%	12/1/11	191	201
Georgia-Pacific Corp.	7.700%	6/15/15	176	170	A
International Paper Company	5.500%	1/15/14	2,870	2,821
Weyerhaeuser Company	6.750%	3/15/12	4,635	4,920

				8,322

Pharmaceuticals — 0.2%
AmerisourceBergen Corporation	5.875%	9/15/15	1,720	1,735	B
Bristol-Myers Squibb Company	5.750%	10/1/11	8,840	9,130
Omnicare, Inc.	6.875%	12/15/15	709	719

				11,584

Photo Equipment and Supplies — 0.2%
Eastman Kodak Company	3.625%	5/15/08	1,430	1,314	A
Eastman Kodak Company	7.250%	11/15/13	14,914	14,255

				15,569

Real Estate — 0.1%
Forest City Enterprises, Inc.	7.625%	6/1/15	360	382	A
Forest City Enterprises, Inc.	6.500%	2/1/17	597	585
La Quinta Properties, Inc.	7.000%	8/15/12	220	238
Ventas Realty, Limited Partnership	8.750%	5/1/09	770	831
Ventas Realty, Limited Partnership	9.000%	5/1/12	440	502
Ventas Realty, Limited Partnership	6.625%	10/15/14	50	51
Ventas, Inc.	6.750%	6/1/10	800	820
Ventas, Inc.	7.125%	6/1/15	800	840

				4,249

Rental and Lease Services — N.M.
Hertz Corporation	8.875%	1/1/14	1,405	1,431	B

Retail — 0.1%
J.C. Penney Company, Inc.	7.400%	4/1/37	690	771
Target Corporation	4.000%	6/15/13	5,340	5,053	A
Wal-Mart Stores, Inc.	4.125%	2/15/11	3,160	3,053	A

				8,877

Special Purpose — 1.2%
AAC Group Holding Corp.	0.000%	10/1/12	770	556	G
Air 2 US Series A	8.027%	10/1/19	158	154	B
ASIF Global Financing XIX	4.900%	1/17/13	3,980	3,960	B
Cascadia Ltd	7.582%	6/13/08	1,400	1,396	B, C

DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	1,130	1,100
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	620	655
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	3,315	3,577
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	1,290	1,351	A
Di Finance Corporation	9.500%	2/15/13	1,100	1,144
Entercom Capital Inc.	7.625%	3/1/14	565	566
John Deere Capital Corporation	7.000%	3/15/12	80	88
Patrons’ Legacy 2003 IV	5.775%	12/23/63	6,600	6,688	B
Philip Morris Capital Corporation	7.500%	7/16/09	190	201
Rabobank Capital Funding Trust II	5.260%	12/31/49	590	585	B
Rabobank Capital Funding Trust III	5.254%	12/29/49	4,140	4,059	B
Sprint Capital Corporation	4.780%	8/17/06	4,725	4,721	G
Sprint Capital Corporation	6.000%	1/15/07	16,370	16,530
Sprint Capital Corporation	6.125%	11/15/08	130	134
Sprint Capital Corporation	8.375%	3/15/12	13,945	16,162	A
TCI Communications Financing III	9.650%	3/31/27	1,480	1,602
Texaco Capital Inc.	5.500%	1/15/09	1,600	1,641
UGS Corporation	10.000%	6/1/12	400	436
Unilever Capital Corporation	7.125%	11/1/10	1,450	1,579
Verizon Global Funding Corp.	6.875%	6/15/12	2,130	2,311
Verizon Global Funding Corp.	7.375%	9/1/12	7,615	8,493

				79,689

Telecommunications — 0.2%
AT&T Inc.	5.100%	9/15/14	6,680	6,526
BellSouth Corporation	4.750%	11/15/12	640	624	A
Cincinnati Bell Inc	7.000%	2/15/15	3,277	3,211
Citizens Communications Company	9.250%	5/15/11	530	584
TCI Communications Inc.	6.875%	2/15/06	3,382	3,388

				14,333

Telecommunications (Cellular/Wireless) — 0.1%
New Cingular Wireless Services Inc.	7.350%	3/1/06	3,000	3,013
Nextel Communications, Inc.	5.950%	3/15/14	493	496
Nextel Communications, Inc.	7.375%	8/1/15	1,980	2,089

				5,598

Transportation — 0.1%
Continental Airlines, Inc.	6.545%	8/2/20	4,362	4,356
Delta Air Lines, Inc.	6.619%	3/18/11	1,622	1,596
Delta Air Lines, Inc.	6.417%	7/2/12	40	40
Delta Air Lines, Inc.	6.718%	7/2/24	2,418	2,452
Norfolk Southern Corporation	6.200%	4/15/09	20	21

				8,465

Total Corporate Bonds and Notes (Identified Cost — $986,097)				970,748

Asset-Backed Securities — 2.3%
Fixed Rate Securities — 0.3%
Bay View Auto Trust 2003-LJ1	3.440%	4/25/12	289	283
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	2,200	1,781
Conseco Finance Securitizations Corp. 2000-6	6.770%	9/1/32	595	597
Contimortgage Home Equity Loan Trust 1997-4	7.330%	10/15/28	1,377	1,198
Green Tree Financial Corporation 1992-2	9.150%	1/15/18	340	298
Green Tree Financial Corporation 1993-2	8.000%	7/15/18	938	921
Green Tree Financial Corporation 1996-5	8.100%	7/15/27	4,838	818
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	579	498
Green Tree Home Improvement Loan Trust 1997-D	7.450%	9/15/28	435	435
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	4,521	4,352
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	3,399	3,489
Pegasus Aviation Lease Securitization 2000-1	8.370%	3/25/30	2,500	1,575	B
Residential Asset Mortgage Products, Inc. 2004-SL4	7.500%	7/25/32	2,994	3,106
UCFC Home Equity Loan Trust 1998-C	5.935%	1/15/30	36	35
Vanderbilt Mortgage Finance 1996-A	8.150%	5/7/26	564	574
Vanderbilt Mortgage Finance 1997-B	8.155%	10/7/26	250	260
Vanderbilt Mortgage Finance 1997-C	7.830%	8/7/27	500	515

				20,735

Indexed Securities C — 1.9%
AAA Trust 2005-2	4.291%	11/26/35	13,075	13,083	B
Advanta Revolving Home Equity Loan Trust 2000-A	4.879%	8/25/24	597	597
AFC Home Equity Loan Trust 2002-2	4.679%	6/25/30	783	785
Asset Backed Securities Corporation Home Equity Loan Trust 2001 HE3	4.639%	11/15/31	685	685
Bear Stearns Asset Backed Securities Series 2005-CL1	4.194%	8/25/35	18,588	18,586
Bear Stearns Asset Backed Securities, Inc. 2005-AQ2	4.539%	9/25/35	18,605	18,604
CDC Mortgage Capital Trust 2002-HE1	4.689%	1/25/33	1,091	1,092
Citibank Credit Card Issuance Trust 2002-C1	5.281%	2/9/09	2,040	2,057
Conseco Finance 2000-C	4.739%	12/15/29	84	83
Countrywide Asset-Backed Certificates 2002-BC1	4.709%	4/25/32	345	345
Countrywide Asset-Backed Certificates 2003-1	4.719%	6/25/33	726	727
Countrywide Asset-Backed Certificates 2003-BC3	4.689%	9/25/33	2,580	2,582

Countrywide Asset-Backed Certificates 2005-BC2	4.281%	5/25/35	10,957	10,958
Countrywide Home Equity Loan Trust 2002-F	4.719%	11/15/28	1,644	1,654
Credit Suisse First Boston Mortgage Securities Corp. 2005-AGE1	4.519%	2/25/32	22,516	22,519
Fannie Mae Grantor Trust 2002-T15	4.579%	11/26/32	2,170	2,169
Fleet Home Equity Loan Trust 2003-1	4.620%	1/20/33	9,304	9,313
Greenpoint Mortgage Funding Trust 2005-HE1	4.779%	9/25/34	1,200	1,200
Household Home Equity Loan Trust 2002-3	4.820%	7/20/32	257	257
IndyMac Home Equity Loan Asset-Backed Trust 2001-A	4.639%	3/25/31	203	203
Option One Mortgage Loan Trust 2000-2	4.959%	6/25/30	88	88
Option One Mortgage Loan Trust 2003-1	4.799%	2/25/33	20	20
Popular ABA Morgage Pass-Through Trust 2005-A	4.479%	6/25/35	5,981	5,982
Provident Bank Home Equity Loan Trust 2000-2	4.649%	8/25/31	571	571
Residential Asset Mortgage Products, Inc. 2003-RS4	4.709%	5/25/33	2,755	2,772
Residential Funding Mortgage Secs II 2003-HS3	4.669%	8/25/33	78	78
Salomon Brothers Mortgage Securities VII 2002-CIT1	4.679%	3/25/32	1,483	1,487
Southern Pacific Secured Assets Corporation 1998-2	4.719%	7/25/29	43	43
Vanderbilt Mortgage Finance 1999-D	7.581%	1/7/30	4,100	4,246
Wachovia Asset Securitization, Inc. 2002-HE1	4.749%	9/27/32	2,341	2,345
Wachovia Asset Securitization, Inc. 2002-HE2	4.809%	12/25/32	218	219
Wachovia Asset Securitization, Inc. 2003-HE1	4.669%	3/25/33	87	87

				125,437

Stripped Securities — N.M.
Diversified REIT Trust 2001-1	0.656%	3/8/10	14,234	356	B, H1
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	6,209	986	H1

				1,342

Variable Rate Securities I — 0.1%
Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2005-B	5.910%	1/15/37	4,797	4,839
Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2005-B	5.990%	1/15/37	1,500	1,510
Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2005-B	6.480%	1/15/37	2,100	2,112

				8,461

Total Asset-Backed Securities (Identified Cost — $156,434)				155,975

Mortgage-Backed Securities — 19.0%
Fixed Rate Securities — 2.1%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	3,281	3,291
Banc of America Commercial Mortgage Inc. 2005-5	5.115%	10/10/45	7,630	7,595
Banc of America Funding Corporation 2003-1	6.000%	5/20/33	749	737
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	71	71	B
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	641	661	B
FFCA Secured Lending Corporation 1999-1A	6.370%	9/18/25	29	29	B
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	8,680	8,943
GMAC Commercial Mortgage Securities Inc. 1999-C2	6.945%	9/15/33	340	359
GS Mortgage Securities Corporation II 1998-C1	6.620%	10/18/30	5,299	5,466
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	18,650	18,166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12	4.895%	9/12/37	3,000	2,938
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8	7.400%	7/15/31	2,000	2,126
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100	3,986
MASTR Reperforming Loan Trust 2005-1	6.000%	8/25/34	8,218	8,281	B
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	12,385	12,789	B
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	15,240	14,772
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	21,070	20,781
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	2,000	2,009
Residential Asset Mortgage Products, Inc. 2005-SL2	7.500%	3/25/32	21,331	22,361
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	3,699	3,598
Structured Asset Securities Corporation 1996-CFL	7.750%	2/25/28	1,324	1,350

				140,309

Indexed Securities C — 16.5%
American Home Mortgage Investment Trust 2005-4	4.669%	11/25/45	33,414	33,317
Citigroup Mortgage Loan Trust 2005-HE2	4.779%	5/25/35	31,182	31,216	B
Countrywide Alternative Loan Trust 2005-38 A3	4.729%	9/25/35	41,971	41,940
Countrywide Alternative Loan Trust 2005-44 1A1	4.709%	10/25/35	54,362	54,462
Countrywide Alternative Loan Trust 2005-44 2A1	4.689%	10/25/35	41,833	41,900
Countrywide Alternative Loan Trust 2005-56 3A1	4.669%	11/25/35	51,173	51,196
Countrywide Alternative Loan Trust 2005-56 4A1	4.689%	11/25/35	13,177	13,175
Countrywide Alternative Loan Trust 2005-H 2A	4.609%	12/25/35	6,450	6,449
Countrywide Alternative Loan Trust 2005-J12	4.461%	11/25/35	1,950	1,950
Countrywide Home Loans 2005-9 1A1	4.679%	5/25/35	24,827	24,766
Fannie Mae Grantor Trust 2005-T2	4.452%	11/28/35	23,127	23,118
Government National Mortgage Association 2001-36	4.770%	8/20/31	4	4
GSMPS Mortgage Loan Trust 2005-RP2	4.729%	3/25/35	35,119	35,190	B
GSMPS Mortgage Loan Trust 2005-RP3	4.729%	9/25/35	51,583	51,569
Harborview Mortgage Loan Trust 2005-3	4.610%	6/19/35	46,320	46,119
Harborview Mortgage Loan Trust 2005-7	4.822%	6/19/45	17,420	17,592
Impac CMB Trust 2003-4 1A1	4.699%	10/25/33	872	873
Impac CMB Trust 2003-5 A1	4.954%	8/25/33	973	973
Impac CMB Trust2003-7	4.699%	8/25/33	2,202	2,202
Lehman XS Trust, Series 2005-5N	4.679%	11/25/35	56,931	56,966
Medallion Trust 2000-2G	4.697%	12/18/31	491	492
MLCC Mortgage Investors, Inc. 2003-B	4.719%	4/25/28	9,507	9,559

MSDWCC Heloc Trust 2005-1	4.569%	7/25/17	5,295	5,296
Nomura Asset Acceptance Corporation Series 2005-AP3	4.322%	8/25/35	33,520	33,526
Residential Accredit Loans, Inc. Series 2005-Q03 A1	4.779%	10/25/45	3,975	3,986
Sequoia Mortgage Trust 4	4.730%	11/22/24	28	28
WaMu Mortgage Pass-Through Certificates, Series 2005-AR06	4.609%	4/25/45	41,136	40,999
WaMu Mortgage Pass-Through Certificates, Series 2005-AR08	4.649%	7/25/45	22,495	22,444
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	4.699%	8/25/45	105,317	105,438
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	4.669%	10/25/45	52,060	51,961
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 B10	5.108%	10/25/45	6,275	5,005
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15 A1A1	4.639%	11/25/45	41,446	41,442
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15 A1A2	4.659%	11/25/45	61,427	61,281
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17 A1A2	4.660%	12/25/45	32,000	32,005
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A1	4.640%	12/25/45	76,900	76,886
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	4.660%	12/25/45	85,000	84,983
Westpac Securitization Trust 1999-1G	4.570%	5/19/30	97	97

				1,110,405

Stripped Securities — N.M.
Commercial Capital Access One, Inc. 2	12.000%	11/15/27	2,573	932	H1
FFCA Secured Lending Corporation 1999-1A	1.537%	9/18/25	552	22	B, H1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.834%	12/15/16	1,399	13	B, H1
LB-UBS Commercial Mortgage Trust 2001-C3	0.977%	6/15/36	5,333	218	B, H1

				1,185

Variable Rate Securities I — 0.4%
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	330	355
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13	5.295%	1/12/43	11,800	11,958
Merrill Lynch Mortgage Trust 2005-CKI1	5.245%	11/12/37	17,280	17,388

				29,701

Total Mortgage-Backed Securities (Identified Cost — $1,167,241)				1,281,600

Municipal Bonds — 0.6%
Municipals — 0.6%
Liberty New York Development Corporation Revenue	5.250%	10/1/35	34,480	38,879

Total Municipal Bonds (Identified Cost — $38,585)				38,879

U.S. Government and Agency Obligations — 22.6%
Fixed Rate Securities — 14.7%
Fannie Mae	3.125%	12/15/07	35,000	33,957	A
Fannie Mae	4.610%	10/10/13	40,690	39,259
Federal Home Loan Bank	4.875%	11/15/06	100	100
Federal Home Loan Bank	3.500%	11/15/07	100	98
Federal Home Loan Bank	5.875%	11/15/07	750	765
Tennessee Valley Authority	6.250%	12/15/17	40	45
Tennessee Valley Authority	6.750%	11/1/25	1,670	2,040
Tennessee Valley Authority	7.125%	5/1/30	840	1,092
United States Treasury Bonds	6.250%	8/15/23	510	609	A
United States Treasury Bonds	5.250%	2/15/29	35,220	38,433	A
United States Treasury Bonds	6.250%	5/15/30	50,205	62,352	A
United States Treasury Notes	2.500%	9/30/06	84,990	83,791	A
United States Treasury Notes	3.000%	12/31/06	11,784	11,618	A
United States Treasury Notes	3.000%	2/15/08	26,210	25,472	A
United States Treasury Notes	3.750%	5/15/08	25,460	25,098	A
United States Treasury Notes	4.375%	11/15/08	74,970	74,982	A
United States Treasury Notes	2.625%	3/15/09	6,940	6,579	A
United States Treasury Notes	3.500%	8/15/09	36,100	35,049	A
United States Treasury Notes	3.375%	10/15/09	5,910	5,707	A
United States Treasury Notes	3.500%	12/15/09	177,095	171,581	A
United States Treasury Notes	3.500%	2/15/10	20	19	A
United States Treasury Notes	4.000%	4/15/10	10	10	A
United States Treasury Notes	3.875%	7/15/10	10	10	A
United States Treasury Notes	4.250%	10/15/10	103,500	102,958
United States Treasury Notes	4.500%	11/15/10	192,790	193,829	A
United States Treasury Notes	4.375%	12/15/10	29,000	29,023	A
United States Treasury Notes	3.875%	2/15/13	14,820	14,364	A
United States Treasury Notes	4.250%	8/15/13	140	139	A
United States Treasury Notes	4.125%	5/15/15	23,020	22,516	A
United States Treasury Notes	4.500%	11/15/15	8,640	8,711	A

				990,206

Indexed Securities J — 7.5%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	146,754	147,832	A
United States Treasury Inflation-Protected Security	3.625%	1/15/08	3,871	3,975	A
United States Treasury Inflation-Protected Security	3.875%	1/15/09	34,894	36,675	A
United States Treasury Inflation-Protected Security	4.250%	1/15/10	21,890	23,731	A
United States Treasury Inflation-Protected Security	0.875%	4/15/10	74,935	71,238	A
United States Treasury Inflation-Protected Security	3.375%	1/15/12	12,138	13,051	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	20,996	20,709	A
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,229	1,222	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	42	42	A
United States Treasury Inflation-Protected Security	1.625%	1/15/15	6,572	6,331	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	20,071	19,739	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	91,585	96,257	A

United States Treasury Inflation-Protected Security	3.625%	4/15/28	23,116	29,819	A
United States Treasury Inflation-Protected Security	3.875%	4/15/29	22,440	30,280	A

				500,901

Stripped Securities — 0.4%
United States Treasury Bonds	0.000%	11/15/21	37,190	17,821	A, H2
United States Treasury Bonds	0.000%	8/15/27	1,520	564	A, H2
United States Treasury Bonds	0.000%	11/15/27	19,230	7,052	A, H2

				25,437

Total U.S. Government and Agency Obligations (Identified Cost — $1,517,458)				1,516,544

U.S. Government Agency Mortgage-Backed Securities — 42.6%
Fixed Rate Securities — 40.3%
Fannie Mae	6.500%	5/1/14 to 7/1/35	28,078	28,839
Fannie Mae	6.000%	5/1/16 to 10/1/35	13,067	13,213
Fannie Mae	5.500%	1/1/17 to 10/1/35	54,175	53,821
Fannie Mae	9.500%	11/1/21	2	2
Fannie Mae	7.000%	8/1/29 to 7/1/32	6,754	7,046
Fannie Mae	7.500%	11/1/29	33	35
Fannie Mae	5.091%	10/1/35	29,324	30,242
Fannie Mae	4.918%	11/1/35	19,826	20,298
Fannie Mae	4.500%	12/1/35	26,400	24,857	K
Fannie Mae	5.000%	12/1/35	1,364,400	1,321,763	K
Fannie Mae	5.500%	12/1/35	438,800	434,412	K
Fannie Mae	6.000%	12/1/35	195,775	197,549	K
Fannie Mae	6.500%	12/1/35	60,800	62,358	K
Freddie Mac	6.000%	3/1/06 to 9/1/19	11,896	12,143	K
Freddie Mac	4.125%	10/18/10	28,720	27,931	A
Freddie Mac	4.650%	10/10/13	47,200	45,576
Freddie Mac	5.500%	12/1/13 to 5/1/35	15,726	15,613
Freddie Mac	7.000%	10/1/16 to 4/1/32	2,237	2,330
Freddie Mac	6.500%	7/1/29	538	553
Freddie Mac	5.625%	11/23/35	27,340	27,627
Freddie Mac	5.000%	12/1/35	35,000	33,873	K
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	323	342
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	1,091	1,148
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	24,886	26,004
Government National Mortgage Association	6.000%	1/15/29 to 11/15/35	121,936	124,924
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	44	48
Government National Mortgage Association	5.000%	7/15/33 to 11/15/35	71,831	70,968
Government National Mortgage Association	5.500%	7/15/33 to 6/15/35	30,604	30,839
Government National Mortgage Association	5.000%	12/15/35	92,060	90,823	K

				2,705,177

Indexed Securities C — 2.3%
Fannie Mae	4.800%	6/1/35	27,947	27,921
Fannie Mae	4.344%	8/1/35	2,411	2,384
Fannie Mae	4.634%	9/1/35	14,269	14,173
Fannie Mae	4.709%	9/1/35	6,340	6,301
Fannie Mae	4.600%	10/1/35	5,286	5,251
Fannie Mae	4.694%	10/1/35	6,044	6,010
Fannie Mae	4.747%	10/1/35	8,891	8,833
Fannie Mae	4.841%	10/1/35	5,770	5,763
Fannie Mae	5.084%	10/1/35	57,284	59,076
Fannie Mae	5.128%	10/1/35	8,179	8,436
Freddie Mac	4.885%	10/1/35	9,445	9,415

				153,563

Stripped Securities — N.M.
Financing Corporation	0.000%	11/30/17 to 4/5/19	1,570	875	F, H2

				875

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $2,973,102)				2,859,615

Yankee Bonds L — 5.8%
Aerospace/Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	2,701	2,875	B

Banks — N.M.
KFW Kreditanstalt fuer Wiederaufbau	2.375%	9/25/06	240	236	A
The Korea Development Bank	4.250%	11/13/07	200	197
The Korea Development Bank	5.500%	11/13/12	60	61	A

				494
Cable — N.M.
Kabel Deutschland GmbH	10.625%	7/1/14	680	715	B
Rogers Cable Inc.	7.875%	5/1/12	687	738
Rogers Cable Inc.	5.500%	3/15/14	860	805
Rogers Cable Inc.	6.750%	3/15/15	130	132

				2,390

Chemicals — N.M.
Rhodia SA	10.250%	6/1/10	780	854	A

Diversified Financial Services — 0.1%
AIFUL CORPORATION	5.000%	8/10/10	6,680	6,594	B
Pemex Finance LTD.	9.030%	2/15/11	10	11

				6,605

Electric — N.M.
Hydro-Quebec	6.300%	5/11/11	1,720	1,835	A

Foreign Governments — 3.8%
Federative Republic of Brazil	8.875%	4/15/24	3,830	4,271
Federative Republic of Brazil	8.875%	4/15/24	888	990
Federative Republic of Brazil	12.250%	3/6/30	6,570	9,477
Federative Republic of Brazil	11.000%	8/17/40	26,396	34,024	A
Province of British Columbia	4.300%	5/30/13	180	177
Province of Ontario	3.500%	9/17/07	110	108
Republic of Bulgaria	8.250%	1/15/15	6,090	7,363
Republic of Colombia	11.750%	2/25/20	3,515	4,859	A
Republic of Colombia	8.125%	5/21/24	8,560	9,245	A
Republic of Panama	9.375%	1/16/23	1,210	1,516
Republic of Panama	7.125%	1/29/26	4,390	4,445
Republic of Panama	8.875%	9/30/27	690	821
Republic of Peru	5.000%	3/7/17	3,819	3,656	G
Republic of Peru	5.000%	3/7/17	41	39	B, G
Republic of Peru	8.750%	11/21/33	5,480	6,165	A
Russian Federation	5.000%	3/31/30	66,420	74,982	G
United Mexican States	8.375%	1/14/11	1,495	1,704
United Mexican States	11.500%	5/15/26	9,330	15,255
United Mexican States	8.300%	8/15/31	8,250	10,601
United Mexican States	7.500%	4/8/33	53,175	62,959

				252,657

Insurance — N.M.
Foundation Re Ltd	8.450%	11/24/08	2,150	2,161	B
Oil Insurance Ltd	5.150%	8/15/33	35	34	B

				2,195

Manufacturing (Diversified) — 1.1%
Tyco International Group SA	6.375%	2/15/06	10,250	10,267
Tyco International Group SA	5.800%	8/1/06	10,250	10,293
Tyco International Group SA	6.125%	11/1/08	100	102	A
Tyco International Group SA	6.750%	2/15/11	460	484
Tyco International Group SA	6.375%	10/15/11	5,580	5,795
Tyco International Group SA	7.000%	6/15/28	1,035	1,139
Tyco International Group SA	6.875%	1/15/29	40,530	44,175

				72,255

Media — N.M.
Shaw Communications Inc.	8.250%	4/11/10	27	29	A
Shaw Communications Inc.	7.250%	4/6/11	630	656
Shaw Communications Inc.	7.200%	12/15/11	395	412

				1,097

Mining — 0.1%
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	2,590	2,509	B

Oil and Gas — N.M.
Pemex Project Funding Master Trust	8.500%	2/15/08	110	117
YPF Sociedad Anonima	7.750%	8/27/07	1,000	1,035

				1,152

Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	565	579

Special Purpose — 0.3%
Anadarko Finance Company	6.750%	5/1/11	240	260
Arcel Finance	5.984%	2/1/09	6,402	6,472	B
ChevronTexaco Capital Company	3.500%	9/17/07	20	20
Conoco Funding Company	6.350%	10/15/11	590	632
Conoco Funding Company	7.250%	10/15/31	810	1,009
Eircom Funding	8.250%	8/15/13	900	963
European Investment Bank	4.000%	3/3/10	100	98
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,550	1,163
HSBC Capital Funding LP	4.610%	12/29/49	2,090	1,971	A, B
Resona Preferred Global Securities Limited	7.191%	12/29/49	8,970	9,517	B

				22,105

Telecommunications — 0.2%
British Telecommunications plc	8.375%	12/15/10	1,145	1,304
Intelsat(Bermuda), Ltd.	8.625%	1/15/15	540	545	B
Koninklijke (Royal) KPN NV	8.000%	10/1/10	4,770	5,239
Telecom Italia Capital S.p.A	4.950%	9/30/14	3,730	3,563
Telecom Italia Capital S.p.A	5.250%	10/1/15	2,950	2,865
Telecom Italia Capital S.p.A.	5.250%	11/15/13	1,260	1,236

				14,752

Telecommunications (Cellular/Wireless) — N.M.
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,850		1,855
Rogers Wireless Communications Inc.	7.500%	3/15/15	420		453	A

					2,308

Transportation — 0.1%
OMI Corporation	7.625%	12/1/13	1,450		1,470	A
Teekay Shipping Corporation	8.875%	7/15/11	1,729		1,954

					3,424

Total Yankee Bonds (Identified Cost — $358,814)					390,086

Foreign Government Obligations — 1.2%
Canadian Real Return Bond	4.000%	12/1/31	11,452	M	15,262	J
Government of Canada	5.250%	6/1/12	45,000	M	41,567	J
Queensland Treasury Corp	6.000%	6/14/11	31,020	N	23,454

Total Foreign Government Obligations (Identified Cost — $71,843)					80,283

Foreign Corporate Bonds — 0.1%
General Motors Corporation	8.375%	7/5/33	9,520	O	7,485	A

Total Foreign Corporate Bonds (Identified Cost — $12,355)					7,485

Preferred Stocks — 0.6%
Fannie Mae			211	shs	11,524	C
Fannie Mae			0.029		2,665	D
Ford Motor Company			16		258	D
General Motors Corporation			260		3,693
General Motors Corporation			813		12,111	D
General Motors Corporation			128		1,819
General Motors Corporation			56		786
General Motors Corporation			45		634
General Motors Corporation			328		4,622
Home Ownership Funding Corporation			2		415	B, D
Home Ownership Funding Corporation II			1		360	B, D

					38,887

Total Preferred Stocks (Identified Cost — $42,569)					38,887

Options Purchased — N.M.
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72			5,000	P	38
International Business Machines Corporation Call, July 2006, Strike Price $99.90			5,000	P	78

					116

Total Options Purchased (Identified Cost - $18)					116

Total Long-Term Securities (Identified Cost — $7,331,012)					7,340,218

Investment of Collateral From Securities Lending — 23.5%
State Street Navigator Securities Lending Prime Portfolio			1,579,149	shs	1,579,149

Total Investment of Collateral From Securities Lending (Identified Cost — $1,579,149)					1,579,149

Short-Term Securities — 20.1%

U.S. Government and Agency Obligations — 13.4%
Fannie Mae	0.000%	1/3/06	$250,000		249,955	F
Fannie Mae	0.000%	5/15/06	10,312		10,145	F
Federal Home Loan Bank	0.000%	1/3/06	500,000		499,907	F
United States Treasury Bills	0.000%	4/6/06	141,480		140,044	A F

					900,051

Total U.S. Government and Agency Obligations					900,051

Commercial Paper — 1.4%
Morgan Stanley	3.830%	4/11/06	42,700		42,700
State Street Corporation	4.150%	1/9/06	50,000		50,000

					92,700

Total Commercial Paper					92,700

Options Purchased — 0.6%
Eurodollar Future Call, July 2006, Strike Price $95.00			1,712,500	P	381
Eurodollar Futures Call, April 2005, Strike Price $95.00			26,357,500	P	5,996
Eurodollar Futures Call, January 2006, Strike Price $94.50			7,207,500	P	5,316
Eurodollar Futures Call, July 2006, Strike Price $94.50			7,882,500	P	5,163
Eurodollar Futures Call, October 2006, Strike Price $94.50			5,482,500	P	3,673
Eurodollar Futures Put, July 2005, Strike Price $93.75			2,500,000	P	0
Eurodollar Futures Put, July 2005, Strike Price $94.00			710,000	P	0

Japanese Yen Futures Call, April 2006, Strike Price $86.00	12,500	P	12
Deutsche Bank Swaption Futures Call, May 2006, Strike Price $5.04	128,100,000	P	682
Goldman Sachs Swaption Futures Call, March 2006, Strike Price $4.43	45,800,000	P	37
Goldman Sachs Swaption Futures Put, March 2006, Strike Price $4.43	45,800,000	P	956
Goldman Sachs Swaption Futures Call, May 2006, Strike Price $4.97	155,800,000	P	707
Goldman Sachs Swaption Futures Call, May 2006, Strike Price $5.03	107,600,000	P	1,353
Goldman Sachs Swaption Futures Call, May 2006, Strike Price $5.01	107,900,000	P	1,305
Goldman Sachs Swaption Futures Call, May 2006, Strike Price $4.875	250,000,000	P	954
Goldman Sachs Swaption Futures Call, December 2006, Strike Price $4.848	403,660,000	P	3,791
U.S. Treasury Note Futures Call, March 2006, Strike Price $103.00	1,973,000	P	6,597
U.S. Treasury Note Futures Call, March 2006, Strike Price $106.50	206,000	P	94
U.S. Treasury Note Futures Call, March 2006, Strike Price $109.00	392,000	P	441

Total Options Purchased (Identified Cost — $45,925)			37,458

Repurchase Agreements — 4.7%
Deutsche Bank AG
4.15%, dated 12/30/05, to be repurchased at $44,471 on 1/3/06 (Collateral: $44,970 Freddie Mac notes, 4.50%, due 9/8/08, value $45,369)	44,471		44,471
Goldman, Sachs & Company
4.24%, dated 12/30/05, to be repurchased at $270,314 on 1/3/06 (Collateral: $80,855 Freddie Mac notes, 4.11%, due 2/16/10, value $79,743; $200,000 Freddie Mac notes, 2.43%, due 3/23/07 value $196,000)	270,314		270,314

			314,785

Total Repurchase Agreements (Identified Cost — $314,785)			314,785

Total Short-Term Securities (Identified Cost — $1,342,747)			1,344,994

Total Investments — 152.9% (Identified Cost — $8,673,741)			10,264,361
Obligation to Return Collateral for Securities Loaned (23.5)%			(1,579,149)
Other Assets Less Liabilities — (29.4)%			(1,971,540)

Net Assets — 100.0%			$6,713,672
Net Asset Value Per Share
Institutional Class			$10.37
Financial Intermediary Class			$10.37

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Australian Dollar Futures	March 2006	89	(115)
Australian Treasury Bond Futures	March 2006	50	72
British Pound Futures	March 2006	25	(71)
Canada Government Bond Futures	March 2006	511	280
Canadian Dollar Futures	March 2006	222	(87)
Euro Currency Futures	March 2006	458	(841)
Eurodollar Futures	March 2006	446	(97)
Eurodollar Futures	March 2006	4	(5)
Eurodollar Futures	June 2006	392	(565)
Eurodollar Futures	September 2006	106	82
Eurodollar Futures	December 2006	385	(13)
Japanese Yen Futures	March 2006	1,415	(2,448)
LIBOR Futures	June 2006	554	65
U.S. Treasury Note Futures	March 2006	4,561	2,016

			$(1,727)

Futures Contracts Written
U.S. Treasury Bond Futures	March 2006	1,791	(1,832)
U.S. Treasury Note Futures	March 2006	50	7

			(1,825)

Options Written
Euro Currency Futures	March 2006	50	39
Eurodollar Futures Call, Strike Price $95.25	March 2006	429	25
Eurodollar Futures Call, Strike Price $95.50	March 2006	290	65
Eurodollar Futures Call, Strike Price $95.50	September 2006	1,577	130
Eurodollar Futures Call, Strike Price $95.375	March 2006	269	27
Eurodollar Futures Put, Strike Price $95.75	March 2006	668	(677)
Eurodollar Futures Put, Strike Price $95.75	June 2006	904	(943)
Eurodollar Futures Call, Strike Price $95.50	April 2006	(725)	(11)
Japanese Yen Futures Call, Strike Price $87.00	March 2006	30	(9)
Japanese Yen Futures Call, Strike Price $88.00	March 2006	50	28
Japanese Yen Futures Call, Strike Price $89.00	March 2006	10	6
Japanese Yen Futures Call, Strike Price $90.00	March 2006	10	12
Japanese Yen Futures Put, Strike Price $82.00	March 2006	30	4
Swaption Futures Call, Strike Price $4.946	December 2006	187,701,900	(32)
Swaption Futures Call, Strike Price $5.04	May 2006	51,900,000	(47)
Swaption Futures Call, Strike Price $5.12	May 2006	51,300,000	(160)
Swaption Call, Strike Price $436.00	March 2006	74,400,000	(560)
Swaption Put, Strike Price $436.00	March 2006	74,400,000	509
U.S. Treasury Bond Futures Call, Strike Price $111.00	February 2006	3,627	1,092
U.S. Treasury Bond Futures Call, Strike Price $116.00	February 2006	1,206	59
U.S. Treasury Bond Futures Call, Strike Price $117.00	February 2006	371	236
U.S. Treasury Bond Futures Put, Strike Price $107.00	February 2006	380	253
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2006	2,154	1,839
U.S. Treasury Bond Futures Put, Strike Price $111.00	February 2006	254	342
U.S. Treasury Bond Futures Put, Strike Price $112.00	February 2006	264	141
U.S. Treasury Note Futures Call, Strike Price $107.00	February 2006	378	(2)
U.S. Treasury Note Futures Call, Strike Price $110.00	May 2006	581	(99)
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2006	1,259	(177)
U.S. Treasury Note Futures Call, Strike Price $111.00	May 2006	399	(14)
U.S. Treasury Note Futures Call, Strike Price $112.00	February 2006	244	100
U.S. Treasury Note Futures Call, Strike Price $112.00	May 2006	387	(14)
U.S. Treasury Note Futures Call, Strike Price $113.00	February 2006	432	179
U.S. Treasury Note Futures Put, Strike Price $106.00	May 2006	387	28
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2006	1,635	682
U.S. Treasury Bond Futures Put, Strike Price $110.00	February 2006	397	139

			3,190

Open Forward Currency Exchange Contracts

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveQ		DeliverQ
2/8/06	USD	23,657	AUD	31,627	475
2/8/06	USD	61,327	CAD	72,410	(1,002)
2/8/06	USD	331,482	EUR	274,417	1,513
2/8/06	USD	32,281	JPY	3,680,000	(945)

					41

A	All or a portion of this security is on loan.

B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.1% of net assets.

C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), the one-year Treasury Bill rate, or the ten-year Treasury bond rate. The coupon rates are the rates as of December 31, 2005.

D	Convertible security – Security may be converted into the issuer’s common stock.

E	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.

F	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

G	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

H	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	The coupon rates shown on variable rate securities are the rates at December 31, 2005. These rates vary with the weighted average coupon of the underlying loans.

J	Treasury Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the currentadjusted principal value.

K	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

L	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

M	Denominated in Canadian dollars.

N	Denominated in Australian dollars

O	Denominated in Euro currency.

P	Represents actual number of contracts.

Q	Definitions of currency abbreviations:

CAD - Canadian dollar

EUR - Euro

JPY - Japanese Yen

SEK - Swedish krona

USD - United States dollar

N.M. – Not meaningful.

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Inflation Indexed Plus Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 99.7%

Corporate Bonds and Notes — 3.0%
The Williams Companies, Inc.	8.750%	3/15/32	$1,900	$2,204
JPMorgan & Co. Incorporated	8.094%	2/15/12	2,690	2,786	A
Merrill Lynch & Co., Inc.	5.490%	3/12/07	4,600	4,555	A
Allstate Life Global Funding Trust	5.540%	4/2/07	4,600	4,544	A

Total Corporate Bonds and Notes (Identified Cost — $14,111)				14,089

Asset-Backed Securities — 0.6%
Indexed Securities A — 0.6%
ACE Securities Corp. Home Equity Loan Trust 2003-HS1	4.749%	6/25/33	216	216
Ameriquest Mortgage Securities, Inc. 2003-AR3	4.749%	10/25/33	61	61
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1	4.749%	1/25/34	516	517
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	4.749%	10/25/32	237	239
Countrywide Asset-Backed Certificates 2002-1	4.659%	8/25/32	88	88
EMC Mortgage Loan Trust ABS Security 2002-B	4.929%	11/25/41	1,304	1,307	B
EQCC Trust 2002-1	4.679%	11/25/31	264	265
Residential Asset Mortgage Products, Inc. 2003-RS2	4.719%	3/25/33	223	224

Total Asset-Backed Securities (Identified Cost — $2,911)				2,917

Mortgage-Backed Securities — 0.6%
Indexed Securities A — 0.6%
Crusade Global Trust 2003-2	4.687%	9/18/34	1,375	1,379
CS First Boston Mortgage Securities Corp. 2001-28	5.029%	11/25/31	950	952
GSRPM Mortgage Loan Trust Series 2003-2	5.079%	6/25/33	720	722

Total Mortgage-Backed Securities (Identified Cost — $3,047)				3,053

U.S. Government and Agency Obligations — 86.9%
Indexed Securities C — 86.9%
Tennessee Valley Authority	3.375%	1/15/07	8,046	8,101
United States Treasury Inflation-Protected Security	3.375%	1/15/07	10,108	10,182	D
United States Treasury Inflation-Protected Security	3.625%	1/15/08	12,773	13,116	D
United States Treasury Inflation-Protected Security	3.875%	1/15/09	17,417	18,305
United States Treasury Inflation-Protected Security	4.250%	1/15/10	15,107	16,377
United States Treasury Inflation-Protected Security	0.875%	4/15/10	11,597	11,025	D
United States Treasury Inflation-Protected Security	3.500%	1/15/11	21,590	23,075	D
United States Treasury Inflation-Protected Security	3.375%	1/15/12	17,589	18,913	D
United States Treasury Inflation-Protected Security	3.000%	7/15/12	41,477	43,856	D
United States Treasury Inflation-Protected Security	1.875%	7/15/13	37,167	36,658	D
United States Treasury Inflation-Protected Security	2.000%	1/15/14	36,738	36,530	D
United States Treasury Inflation-Protected Security	2.000%	7/15/14	17,732	17,633	D
United States Treasury Inflation-Protected Security	1.625%	1/15/15	21,875	21,074	D
United States Treasury Inflation-Protected Security	1.875%	7/15/15	18,840	18,528	D
United States Treasury Inflation-Protected Security	2.375%	1/15/25	14,519	15,260	D
United States Treasury Inflation-Protected Security	3.625%	4/15/28	37,673	48,597	D
United States Treasury Inflation-Protected Security	3.875%	4/15/29	38,203	51,551	D

Total U.S. Government and Agency Obligations (Identified Cost — $407,038)				408,781

U.S. Government Agency Mortgage-Backed Securities — 4.0%
Fixed Rate Securities — 4.0%
Fannie Mae 1	5.000%	12/1/35	19,340		18,736

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $18,561)					18,736

Yankee Bonds E — 3.6%
Foreign Governments — 3.6%
Federative Republic of Brazil	8.875%	4/15/24	86		96
Federative Republic of Brazil	5.250%	4/15/12	459		453	A
Federative Republic of Brazil	8.875%	4/15/24	350		391
Federative Republic of Brazil	12.250%	3/6/30	560		808
Federative Republic of Brazil	11.000%	8/17/40	1,350		1,740	D
Republic of Colombia	11.750%	2/25/20	900		1,244
Republic of Panama	7.125%	1/29/26	1,220		1,235
Republic of Peru	5.000%	3/7/17	492		471	F
Republic of Peru	8.750%	11/21/33	600		675
Russian Federation	5.000%	3/31/30	4,620		5,216	F
United Mexican States	7.500%	4/8/33	3,920		4,641

Total Yankee Bonds (Identified Cost — $15,931)					16,970

Foreign Government Obligations — 1.0%
Fixed Rate Securities - 0.1%
Republic of France	0.000%	10/25/32	1,305	H	581	G

					581

Indexed Securities C — 0.9%
Canadian Real Return Bond	3.000%	12/1/36	1,033	I	1,230
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	14,480	J	2,701

					3,931

Total Foreign Government Obligations (Identified Cost — $4,238)					4,512

Total Long-Term Securities (Identified Cost — $465,837)					469,058

Investment of Collateral From Securities Lending — 25.1%
State Street Navigator Securities Lending Prime Portfolio			117,904	shs	117,904

Total Investment of Collateral From Securities Lending (Identified Cost — $117,904)					117,904

Short-Term Securities — 2.8%

U.S. Government and Agency Obligations — 0.4%
Fannie Mae	0.000%	5/31/06	2,000		1,963	G,K

Options Purchased — N.M.
Eurodollar Futures Call, April 2005, Strike Price $96.25			72	L	—

			Par/Shares		Value
Repurchase Agreements — 2.5%
Goldman, Sachs & Company
4.24%, dated 12/31/05, to be repurchased at $11,748 on 1/3/06 (Collateral: $12,085 Freddie Mac Notes, 2.22%, due 6/9/06, value $11,979)			11,742		11,742

Total Short-Term Securities (Identified Cost — $13,315)					12,930
Total Investments — 102.5% (Identified Cost — $479,152)					481,988
Obligation to Return Collateral for Securities Loaned — (25.1)%					(117,904)
Other Assets Less Liabilities — (2.5)%					(11,630)

Net Assets — 100.0%					$470,358

Net Asset Value Per Share
Institutional Class					$10.45

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	March 2006	512	(174)
Eurodollar Futures	December 2006	291	(291)

			(465)

Futures Contracts Written
U.S. Treasury Note Futures	March 2006	779	(1,882)

Open Forward Currency Exchange Contracts

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveM		DeliverM
2/8/06	CAD	14,092	USD	11,931	200
2/8/06	USD	8,497	CAD	9,956	(72)
2/8/06	EUR	6,870	USD	8,202	(58)
2/8/06	USD	10,740	EUR	8,904	184
2/8/06	JPY	1,046,770	USD	9,142	(229)
2/8/06	USD	4,825	JPY	549,998	141
2/8/06	EUR	1,347	SEK	12,850	(8)
2/8/06	USD	1,262	SEK	10,131	(16)

					142

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2005.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.3% of net assets.
C	Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
D	All or a portion of these securities is on loan.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Denominated in euro currency.
I	Denominated in Canadian dollar.
J	Denominated in Swedish krona.
K	Collateral to cover futures contracts.
L	Represents actual number of contracts
M	Definitions of currency abbreviations

CAD - Canadian dollar

EUR - Euro

JPY - Japanese Yen

SEK - Swedish krona

USD - United States dollar

N.M. – Not meaningful.

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 95.1%

Corporate Bonds and Notes — 85.7%
Advertising — 1.0%
Affinion Group Inc.	10.125%	10/15/13	$2,520	$2,457	A
WDAC Subsidiary Corp.	8.375%	12/1/14	1,980	1,918	A

				4,375

Aerospace/Defense — 0.6%
Standard Aero Holdings Inc.	8.250%	9/1/14	3,140	2,575

Apparel — 1.2%
Levi Strauss & Co.	9.280%	4/1/12	1,980	1,995	B
Oxford Industries, Inc.	8.875%	6/1/11	1,484	1,512
Russell Corporation	9.250%	5/1/10	1,666	1,689

				5,196

Auto and Automotive Parts — 1.7%
Commercial Vehicle Group, Inc.	8.000%	7/1/13	2,170	2,143	A
Keystone Automotive Operations Inc.	9.750%	11/1/13	3,400	2,941
TRW Automotive	9.375%	2/15/13	700	758
TRW Automotive	11.000%	2/15/13	1,560	1,751

				7,593

Auto Parts and Equipment — 1.4%
Visteon Corporation	8.250%	8/1/10	7,382	6,275

Automotive — 0.1%
General Motors Corporation	8.375%	7/15/33	620	409

Automotive Retailer — 0.4%
Asbury Automotive Group Inc.	9.000%	6/15/12	1,732	1,732

Banking and Finance — 3.9%
EPL Finance Corp	11.750%	11/15/13	1,471	1,466	A
Ford Motor Credit Company	8.625%	11/1/10	1,310	1,195
Ford Motor Credit Company	7.375%	2/1/11	1,470	1,288
General Motors Acceptance Corporation	6.875%	8/28/12	5,990	5,399
General Motors Acceptance Corporation	8.000%	11/1/31	8,540	8,180

				17,528

Building Materials — 2.6%
Associated Materials Incorporated	11.250%	3/1/14	5,260	2,577
Interface, Inc.	7.300%	4/1/08	411	415
Interface, Inc.	10.375%	2/1/10	3,182	3,445
K Hovnanian Enterprises Inc.	6.250%	1/15/16	1,870	1,735
Nortek, Inc.	8.500%	9/1/14	2,120	2,046
NTK Holdings, Inc.	10.750%	3/1/14	2,010	1,256

				11,474

Cable — 3.7%
Charter Communications Holdings, LLC	10.250%	9/15/10	4,449	4,427
Charter Communications Holdings, LLC	11.750%	5/15/14	4,630	2,569	A,C
CSC Holdings Inc.	8.125%	8/15/09	970	980
CSC Holdings Inc.	7.625%	4/1/11	2,450	2,438
CSC Holdings Inc.	7.000%	4/15/12	360	340
EchoStar DBS Corporation	7.780%	10/1/08	610	622	B
EchoStar DBS Corporation	6.625%	10/1/14	2,830	2,713
LodgeNet Entertainment Corporation	9.500%	6/15/13	2,052	2,232

				16,321

Casino Resorts — 2.8%
Boyd Gaming Corporation	8.750%	4/15/12	862	925
Boyd Gaming Corporation	6.750%	4/15/14	480	476
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	4,420	4,376

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value
Mandalay Resort Group	9.375%	2/15/10	58	63
Pinnacle Entertainment, Inc.	8.250%	3/15/12	2,260	2,336
Premier Entertainment Biloxi LLC	10.750%	2/1/12	4,434	4,279

				12,455

Chemicals — 0.6%
Westlake Chemical Corporation	8.750%	7/15/11	2,593	2,775

Coal — 1.7%
Alpha Natural Resources LLC	10.000%	6/1/12	2,965	3,206
Sungard Data Systems Inc.	10.250%	8/15/15	4,210	4,210	A

				7,416

Computer Services and Systems — 0.8%
Activant Solutions, Inc.	10.530%	4/1/10	2,700	2,785	A,B
Activant Solutions, Inc.	10.530%	4/1/10	550	567	A,B

				3,352

Containers and Packaging — 1.8%
Graham Packaging Company Inc.	8.500%	10/15/12	413	407
Graham Packaging Company Inc.	9.875%	10/15/14	1,376	1,341
Graphic Packaging International Corp.	8.500%	8/15/11	150	150
Graphic Packaging International Corp.	9.500%	8/15/13	2,280	2,178
Owens Brockway Glass Containers	8.750%	11/15/12	1,790	1,924
Plastipak Holdings Inc.	8.500%	12/15/15	2,150	2,172	A

				8,172

Drug and Grocery Store Chains — 0.7%
Delhaize America, Inc.	8.125%	4/15/11	1,208	1,317
Delhaize America, Inc.	9.000%	4/15/31	1,690	1,987

				3,304

Electric — 2.1%
Mirant Americas Generation, LLC	8.300%	5/1/11	1,620	2,049
Mirant North America LLC	7.375%	12/31/13	1,455	1,472	A
Mission Energy Holding Company	13.500%	7/15/08	1,200	1,392
The AES Corporation	8.750%	5/15/13	1,400	1,524	A
The AES Corporation	7.750%	3/1/14	1,650	1,730
The AES Corporation	9.000%	5/15/15	995	1,090	A

				9,257

Electronics — 1.3%
L-3 Communications Corporation	6.375%	10/15/15	4,350	4,339	A
Rayovac Corporation	8.500%	10/1/13	1,578	1,377

				5,716

Energy — 2.1%
Elwood Energy LLC	8.159%	7/5/26	3,572	3,844
Midwest Generation LLC	8.560%	1/2/16	1,277	1,389
Sierra Pacific Resources	6.750%	8/15/17	2,360	2,348	A
Verasun Energy Corp.	9.875%	12/15/12	1,930	1,959	A

				9,540

Entertainment — 0.2%
Warner Music Group	7.375%	4/15/14	1,000	992

Environmental Services — 0.8%
Allied Waste North America Incorporated	8.875%	4/1/08	1,522	1,605
Allied Waste North America Incorporated	8.500%	12/1/08	375	394
Waste Services Inc.	9.500%	4/15/14	1,720	1,720

				3,719

Food, Beverage and Tobacco — 1.0%
Domino’s, Inc.	8.250%	7/1/11	1,924	2,011
R.J. Reynolds Tobacco Holdings Incorporated	6.500%	7/15/10	1,330	1,323	A

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value
Stater Bros. Holdings Inc.	7.991%	6/15/10	1,280	1,280	B

				4,614

Funeral Parlors and Cemetery — 0.3%
Service Corporation International	7.500%	6/15/17	1,270	1,260	A

Gaming — 0.7%
River Rock Entertainment Authority	9.750%	11/1/11	3,060	3,297

Gas and Pipeline Utilities — 4.3%
ANR Pipeline, Inc.	9.625%	11/1/21	1,604	1,960
Colorado Interstate Gas Company	6.800%	11/15/15	1,340	1,369	A
Dynegy Holdings Inc.	9.875%	7/15/10	1,820	1,995	A
Dynegy Holdings Inc.	8.750%	2/15/12	2,480	2,678
Dynegy Holdings Inc.	10.125%	7/15/13	1,435	1,622	A
Southern Natural Gas Company	8.875%	3/15/10	2,015	2,153
The Williams Companies, Inc.	7.500%	1/15/31	800	828
The Williams Companies, Inc.	8.750%	3/15/32	5,724	6,640

				19,245

Health Care — 1.9%
Tenet Healthcare Corporation	9.875%	7/1/14	6,359	6,439
Tenet Healthcare Corporation	9.500%	2/1/15	1,830	1,816	A

				8,255

Homebuilding — 0.9%
Beazer Homes USA, Inc.	8.375%	4/15/12	580	603
Beazer Homes USA, Inc.	6.875%	7/15/15	770	739
KB HOME	6.250%	6/15/15	1,270	1,229
Kimball Hill, Inc.	10.500%	12/15/12	1,320	1,300	A
Schuler Homes, Inc.	10.500%	7/15/11	69	74

				3,945

Investment Banking/Brokerage — 0.5%
E*Trade Financial Corporation	7.375%	9/15/13	1,210	1,225	A
E*Trade Financial Corporation	7.875%	12/1/15	972	1,004

				2,229

Machinery — 0.9%
Case New Holland Incorporated	9.250%	8/1/11	1,270	1,359
Terex Corporation	7.375%	1/15/14	2,525	2,500

				3,859

Manufacturing (Diversified) — 2.0%
American Achievement Corp.	8.250%	4/1/12	530	538
Jacuzzi Brands Incorporated	9.625%	7/1/10	2,916	3,098
Ki Holdings Inc.	9.875%	11/15/14	5,126	3,358	C
Simmons Bedding Company	7.875%	1/15/14	1,869	1,729

				8,723

Media — 2.9%
AMC Entertainment Incorporated	8.000%	3/1/14	1,220	1,104
Lamar Media Corporation	7.250%	1/1/13	920	954
LIN Television Corporation	6.500%	5/15/13	1,040	997
LIN Television Corporation	6.500%	5/15/13	670	642
Paxson Communications Corporation	10.750%	7/15/08	26	28
Paxson Communications Corporation	12.250%	1/15/09	701	742	A,C
Paxson Communications Corporation	7.777%	1/15/12	1,760	1,749	B
PRIMEDIA Inc.	9.715%	5/15/10	1,630	1,567	C
PRIMEDIA Inc.	8.875%	5/15/11	1,720	1,587
Readers Digest Association, Inc.	6.500%	3/1/11	595	582
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	1,480	1,558
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	1,540	1,586

				13,096

Medical Care Facilities — 1.5%
DaVita, Inc.	7.250%	3/15/15	2,420	2,450
HCA, Inc.	9.000%	12/15/14	56	66
HCA, Inc.	7.690%	6/15/25	1,705	1,770
HCA, Inc.	7.500%	11/6/33	820	847
Select Medical Corporation	7.625%	2/1/15	1,730	1,665

				6,798

Medical Products — 0.4%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	1,667	1,721	D
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	150	160

				1,881

Metals — 0.3%
Metals USA, Inc.	11.125%	12/1/15	1,500	1,537	A

Oil and Gas — 9.6%
AmeriGas Partners, L.P.	7.250%	5/20/15	2,090	2,132
Belden & Blake Corporation	8.750%	7/15/12	5,215	5,319
Chesapeake Energy Corporation	7.500%	9/15/13	100	106
Chesapeake Energy Corporation	6.375%	6/15/15	500	500
Chesapeake Energy Corporation	6.250%	1/15/18	1,760	1,725
El Paso CGP Co.	7.750%	6/15/10	1,568	1,599
El Paso Corporation	7.800%	8/1/31	570	569
El Paso Corporation	7.750%	1/15/32	2,410	2,416
El Paso Production Holding Company	7.750%	6/1/13	2,130	2,210
Encore Acquisition Company	6.250%	4/15/14	310	294
Encore Acquisition Company	6.000%	7/15/15	1,030	948
Encore Acquisition Company	7.250%	12/1/17	1,030	1,020
Exco Resources, Inc.	7.250%	1/15/11	2,073	2,104
Kerr-McGee Corporation	7.875%	9/15/31	1,970	2,338
Pacific Energy Partners	7.125%	6/15/14	510	525
Parker Drilling Company	9.625%	10/1/13	2,578	2,878
Plains Exploration & Production Company	7.125%	6/15/14	1,340	1,387
Pogo Producing Company	6.875%	10/1/17	2,280	2,223	A
Pride International, Inc.	7.375%	7/15/14	1,890	2,027
SemGroup, L.P.	8.750%	11/15/15	2,890	2,955	A
SESI, LLC	8.875%	5/15/11	2,010	2,105
Suburban Propane Partners LP	6.875%	12/15/13	3,360	3,142
Whiting Petroleum Corporation	7.000%	2/1/14	2,120	2,125	A

				42,647

Paper and Forest Products — 1.4%
Georgia-Pacific Corp.	9.500%	12/1/11	1,940	2,044
NewPage Corporation	12.000%	5/1/13	4,675	4,301

				6,345

Pharmaceuticals — 0.5%
Leiner Health Products Inc.	11.000%	6/1/12	2,300	2,162

Printing and Copying Services — 0.4%
Clarke American Corporation	11.750%	12/15/13	1,570	1,570	A

Real Estate — 0.9%
Forest City Enterprises, Inc.	7.625%	6/1/15	255	270
Forest City Enterprises, Inc.	6.500%	2/1/17	1,700	1,666
Ventas, Inc.	8.750%	5/1/09	1,256	1,356
Ventas, Inc.	9.000%	5/1/12	412	470
Ventas, Inc.	6.625%	10/15/14	290	297

				4,059

Rental and Lease Services — 1.8%
Hertz Corporation	8.875%	1/1/14	1,520	1,548	A
Hertz Corporation	10.500%	1/1/16	2,930	3,018	A
NationsRent Inc.	9.500%	10/15/10	2,430	2,649
NationsRent Inc.	9.500%	5/1/15	660	693

				7,908

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value
Retail — 2.9%
Ames True Temper	8.600%	1/15/12	2,010	1,890	C
Brookstone Company Inc.	12.000%	10/15/12	2,030	1,898	A
J.C. Penney Company, Inc.	6.875%	10/15/15	1,390	1,505
J.C. Penney Company, Inc.	7.400%	4/1/37	980	1,095
Neiman Marcus Group, Inc.	10.375%	10/15/15	3,150	3,201	A
Norcraft Companies	9.000%	11/1/11	3,180	3,291

				12,880

Semiconductor Equipment and Production — 0.1%
Magnachip Semiconductor S.A.	8.000%	12/15/14	620	592

Special Purpose — 8.0%
AAC Group Holding Corp.	10.250%	10/1/12	4,060	2,933	C
Alamosa Incorporated	11.000%	7/31/10	923	1,041
Di Finance Corporation	9.500%	2/15/13	4,920	5,117
H & E Equipment Services LLC	11.125%	6/15/12	3,460	3,823
H-Lines Finance Holding Corp.	11.000%	4/1/13	1,671	1,383	C
Milacron Escrow Corporation	11.500%	5/15/11	5,464	4,672
Rainbow National Services LLC	8.750%	9/1/12	930	991	A
Rainbow National Services LLC	10.375%	9/1/14	1,120	1,254	A
Stripes Acquisition LLC	10.625%	12/15/13	1,520	1,543	A
Texas Genco LLC	6.875%	12/15/14	823	891	A
The Williams Companies, Inc. Credit Certificate Trust	6.750%	4/15/09	1,590	1,610	A
TransDigm Funding Corp.	8.375%	7/15/11	2,940	3,094
UCAR Finance Inc.	10.250%	2/15/12	3,176	3,355
UGS Corporation	10.000%	6/1/12	1,640	1,787
Vanguard Health Holding Company I, LLC	11.250%	10/1/15	2,070	1,511
Vanguard Health Holding Company II, LLC	9.000%	10/1/14	575	611

				35,616

Steel Products — 1.2%
Chaparral Steel Company	10.000%	7/15/13	2,240	2,413
Citisteel USA, Inc.	11.553%	9/1/10	2,820	2,806A,	B

				5,219

Storage Facilities — 0.2%
Mobile Mini, Inc.	9.500%	7/1/13	987	1,084

Telecommunications — 4.0%
Cincinnati Bell Inc.	7.000%	2/15/15	4,332	4,246
Citizens Communications Company	9.000%	8/15/31	800	810
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	4,600	4,301	A
Qwest Communications International Inc.	7.250%	2/15/11	2,652	2,705
Qwest Communications International Inc.	7.500%	2/15/14	1,610	1,654
Qwest Communications International Inc.	7.500%	2/15/14	1,492	1,533	A
Qwest Corporation	7.875%	9/1/11	2,180	2,349

				17,598

Telecommunications (Cellular/Wireless) — 1.0%
Rural Cellular Corporation	9.875%	2/1/10	2,800	2,954
Ubiquitel Operating Company	9.875%	3/1/11	1,250	1,384

				4,338

Transportation — 4.6%
American Airlines, Inc.	7.800%	4/1/08	2,840	2,803
American Commercial Lines LLC	9.500%	2/15/15	1,161	1,254
Continental Airlines, Inc.	7.568%	12/1/06	4,634	4,566
Continental Airlines, Inc.	7.033%	12/15/12	1,899	1,730
Gulfmark Offshore, Inc.	7.750%	7/15/14	2,250	2,340
Horizon Lines, LLC	9.000%	11/1/12	2,656	2,795
Kansas City Southern Railway	9.500%	10/1/08	779	843
Kansas City Southern Railway	7.500%	6/15/09	1,400	1,446
Progress Rail Corp.	7.750%	4/1/12	2,040	2,088	A
United Air Lines, Inc.	7.811%	10/1/09	933	812

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value
				20,677

Total Corporate Bonds and Notes (Identified Cost — $386,861)				381,610

Mortgage-Backed Securities — 0.2%
Fixed Rate Securities — 0.2%
Blackrock Capital Finance L.P. 1996-R1	9.489%	9/25/26	1,187	736
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	371	59

Total Mortgage-Backed Securities (Identified Cost — $951)				795

Yankee BondsE — 8.5%
Cable — 0.3%
Rogers Cable Inc.	5.500%	3/15/14	1,650	1,545

Chemicals — 1.4%
Montell Finl Co Bv	8.100%	3/15/27	1,790	1,638 A
Nell Af SARL	8.375%	8/15/15	2,330	2,307 A
Rhodia SA	10.250%	6/1/10	1,980	2,168

				6,113

Electronics — 0.4%
Flextronics Intl Ltd	6.500%	5/15/13	1,600	1,626

Media — 0.7%
Kabel Deutschland GmbH	10.625%	7/1/14	2,905	3,058 A

Oil and Gas — 1.5%
Ocean Rig Norway AS	8.375%	7/1/13	1,550	1,651 A
Utilicorp Canada Finance Corp	7.750%	6/15/11	1,330	1,360
Western Oil Sands Inc.	8.375%	5/1/12	3,285	3,691

				6,702

Paper and Forest Products — 0.4%
Domtar Inc.	7.875%	10/15/11	1,030	948
Domtar Inc.	5.375%	12/1/13	450	359
Tembec Industries, Inc.	8.500%	2/1/11	1,060	588

				1,895

Services — 0.4%
Compagnie Generale de Geophysique SA (CGG)	7.500%	5/15/15	1,870	1,935

Steel (Producers) — 0.5%
Ispat Inland ULC	9.750%	4/1/14	2,070	2,344

Telecommunications — 1.3%
Intelsat, Ltd.	7.625%	4/15/12	4,910	3,965
Wind Acquisition Finance SA	10.750%	12/1/15	1,640	1,693 A

				5,658

Telecommunications (Cellular/Wireless) — 0.7%
Rogers Wireless Communications Inc.	9.625%	5/1/11	1,876	2,158
Rogers Wireless Communications Inc.	8.000%	12/15/12	670	709
Rogers Wireless Communications Inc.	7.500%	3/15/15	130	140

				3,007

Transportation — 0.9%
OMI Corporation	7.625%	12/1/13	2,279	2,310
Teekay Shipping Corporation	8.875%	7/15/11	1,438	1,625

				3,935

Total Yankee Bonds (Identified Cost — $37,877)				37,818

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	Rate	Maturity Date	Par/Shares		Value
Convertible Bonds — 0.3%
Telecommunications — 0.3%
Qwest Communications International Inc.	3.500%	11/15/25	1,290		1,495	F

Total Convertible Bonds (Identified Cost — $1,290)					1,495

Preferred Stocks — 0.3%
Paxson Communications Corporation	14.250%		0.166	shs	1,445	G

Total Preferred Stocks (Identified Cost — $1,237)					1,445

Warrants — 0.1%
American Tower Corporation			1	wts	282	H
Next Generation Network, Inc.			3		0.028	H

Total Warrants (Identified Cost — $48)					282

Total Long-Term Securities (Identified Cost — $428,264)					423,445

Short-Term Securities — 2.9%
Repurchase Agreements — 2.9%
Deutsche Bank
4.15%, dated 12/30/05, to be repurchased at $12,674 on 1/3/06 (Collateral: $12,810 Federal Home Loan Bank notes, 4.5%, due 9/8/08, value $13,105)			12,668		12,668

Total Short-Term Securities (Identified Cost — $12,668)					12,668

Total Investments — 98.0% (Identified Cost — $440,932)					436,113
Other Assets Less Liabilities — 2.0%					9,101

Net Assets — 100.0%					$445,214

Net Asset Value Per Share:
Institutional Class					$10.03

A	Rule 144A Security — A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 20.9% of net assets.
B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2005.
C	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Unit — A security which consists of a bond and warrants to purchase the common stock of the issuer.
E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
F	Convertible Security — Security may be converted into issuer’s common stock.
G	Pay-in-Kind (“PIK”) Security — A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than cash.
H	Non-income producing.

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Non-U.S. Opportunity Bond Portfolio

	Rate	Maturity Date	ParA	Value
Long-Term Securities — 87.1%

Australian Dollar — 12.6%
Government Obligations — 12.6%
Commonwealth of Australia	5.250%	8/15/10	$4,030	$2,961
Queensland Treasury Corp	6.000%	6/14/11	9,100	6,881

Total Australian Dollar				9,842

British Sterling — 33.0%
Corporate Bonds and Notes — 12.6%
Banking and Finance — 5.5%
European Investment Bank	4.250%	12/7/10	2,280	3,894
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200	360

				4,254

Diversified Financial Services — 7.1%
Irish Nationwide Building Society	5.875%	12/15/08	200	354
Network Rail MTN Finance PLC	4.875%	3/6/09	3,000	5,225

				5,579

Total Corporate Bonds and Notes				9,833

Government Obligations — 20.4%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	960	2,375
United Kingdom Treasury Bond	4.750%	9/7/15	230	416
United Kingdom Treasury Stock	4.750%	6/7/10	4,440	7,815
United Kingdom Treasury Stock	5.000%	3/7/12	2,980	5,365

Total Government Obligations				15,971

Total British Sterling				25,804

Canadian Dollar — 6.9%
Government Obligations — 6.9%
Canadian Real Return Bond	4.000%	12/1/31	425	567	B
Dominion of Canada	4.500%	6/1/15	5,390	4,822

Total Canadian Dollar				5,389

Danish Krone — 5.2%
Corporate Bonds and Notes — 1.3%
Banking and Finance — 1.3%
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/35	6,527	1,004

Government Obligations — 3.9%
Kingdom of Denmark	5.000%	11/15/13	17,460	3,113

Total Danish Krone				4,117

Euro — 23.0%
Corporate Bonds and Notes — 10.1%
Banks — 3.1%
Bank Nederlandse Gemeenten NV	5.625%	10/25/10	1,850	2,430

Diversified Financial Services — 2.9%
Kreditanstalt fuer Wiederaufbau	5.250%	1/4/10	1,800	2,300

Investment Banking/Brokerage — 4.1%
Caisse de Refinancement L’ Habitat	4.200%	4/25/11	2,000	2,487
Morgan Stanley	2.805%	7/20/12	600	709	C

				3,196

Total Corporate Bonds and Notes				7,926

U.S. Government and Agency Obligations — 1.5%
Freddie Mac	5.750%	9/15/10	900	1,183

Government Obligations — 11.4%
Federal Republic of Germany	4.750%	7/4/34	800	1,141
Kingdom of Spain	5.750%	7/30/32	1,970	3,189
Kingdom of the Netherlands	5.500%	1/15/28	1,270	1,937
Republic of France	3.000%	7/25/12	1,986	2,633	B

Total Government Obligations				8,900

Total Euro				18,009

Norwegian Krone — 2.5%
Government Obligations — 2.5%
Kingdom of Norway	6.500%	5/15/13	8,370	1,470
Kingdom of Norway	5.000%	5/15/15	2,820	462

				1,932

Total Norwegian Krone				1,932

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Non-U.S. Opportunity Bond Portfolio

	Rate	Maturity Date	ParA	Value
Polish Zloty — 3.4%
Government Obligations — 3.4%
Republic of Poland	6.000%	5/24/09	1,870	596
Republic of Poland	5.000%	10/24/13	3,020	929
Republic of Poland	6.250%	10/24/15	3,510	1,174

Total Polish Zloty				2,699

South African Rand — 0.5%
Government Obligations — 0.5%
Republic of South Africa	8.750%	12/21/14	2,300	393

Total Long-Term Securities (Identified Cost — $65,839)				68,185

Short-Term Securities — 7.6%
Repurchase Agreements — 7.6%
Goldman, Sachs & Company
4.24%, dated 12/30/05, to be repurchased at $5,967 on 1/3/06 (Collateral: $5,880 Freddie Mac notes bonds, 5.75%, due 4/15/08, value $6,157)			5,964	5,964

Total Short-Term Securities (Identified Cost — $5,964)				5,964

Total Investments — 94.7% (Identified Cost — $71,803)				74,149
Other Assets Less Liabilities — 5.3%				4,129

Net assets — 100.0%				$78,278

Net Asset Value Per Share:
Institutional Class				$9.61

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.
B	Inflation-Protected Security — A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2005.

C	Definitions of currency abbreviations

AUD — Australian dollar

CAD — Canadian dollar

DKK — Danish Krona

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

USD — United States dollar

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Australian Treasury Bond Futures	March 2006	152	211
U.K. Treasury Bond Futures	March 2006	2	5

			$216

Futures Contracts Written
Bundesobligation Futures	March 2006	28	$(5)
Bundesobligation Futures	March 2006	138	(165)

			$(170)

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveC		DeliverC
2/8/06	CAD	548	USD	464	$7
2/8/06	EUR	5,704	AUD	9,158	23
2/8/06	EUR	7,396	USD	8,797	(29)
2/8/06	EUR	7,312	NOK	57,270	84
2/8/06	EUR	3,264	PLN	12,778	(30)
2/8/06	EUR	1,498	JPY	207,840	3
2/8/06	JPY	207,108	EUR	1,500	(7)
2/8/06	NOK	40,876	EUR	5,216	(58)
2/8/06	NOK	15,415	USD	2,362	(74)
2/8/06	SEK	64,714	USD	8,152	10
2/8/06	USD	6,638	AUD	8,880	129
2/8/06	USD	6,845	CAD	5,864	(27)
2/8/06	USD	4,237	DKK	26,146	82
2/8/06	USD	34,967	EUR	29,030	552
2/8/06	USD	3,030	NOK	20,419	117
2/8/06	USD	610	PLN	1,991	(2)
2/8/06	USD	26,968	GBP	15,242	773
2/8/06	USD	8,320	SEK	65,547	52

					$1,605

Swap Agreements

The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default and interest rate swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2010	Specified amount upon credit event noticeA	0.36% Quarterly	$2,275	$(8)
Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.29% Quarterly	2,400	25
Lehman Brothers Holdings Inc. (Fannie Mae Preferred Stock, 4.75%, due 12/31/49)[1]	December 20, 2010	Specified amount upon credit event noticeB	0.67% Quarterly	5,200	6
Lehman Brothers Holdings Inc. (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeB	3-month LIBORD Quarterly	2,200	89

				$12,075	$112

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeA	0.36% Quarterly	100	(0)
JPMorgan Chase & Co. (Countrywide Home Loans, 5.625%, due 7/15/09)[1]	June 20, 2010	Specified amount upon credit event noticeA	0.58% Quarterly	200	2
Lehman Brothers Holdings Inc. (Fannie Mae Preferred Stock, 4.75%, due 12/31/49)[1]	December 20, 2010	Specified amount upon credit event noticeA	0.67% Quarterly	500	0
Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event noticeA	3.75% Quarterly	396	11
The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event noticeA	4.30% Quarterly	245	10

				$1,441	$23

WESTERN ASSET CORE BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13 ) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.83% Quarterly	$12,500	$(312)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR D + 160 bp, due 6/25/35) [1]	April 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	13
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR D + 250 bp, due 6/25/35) [1]	April 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	17
Credit Suisse First Boston USA (ACE Securities Corp. 2005- HE1 M8, 1-Month LIBOR D + 138 bp, due 2/25/35) [1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	14
Credit Suisse First Boston USA (ACE Securities Corp. 2005- HE1 M9, 1-Month LIBOR D + 220 bp, due 2/25/35) [1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event noticeC	784	19
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR D +190 bp, due 10/25/34) [1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event noticeC	1,046	14
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR D + 130 bp, due 3/25/35) [1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event noticeC	784	15
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR D + 200 bp, due 3/25/35) [1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event noticeC	784	18
Credit Suisse First Boston USA (Argent Securities Inc. 2004- W4 M3, 1-Month LIBOR D + 300 bp, due 3/25/34) [1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event noticeC	1,046	15
Credit Suisse First Boston USA (Argent Securities Inc, 2004- W11 M9, 1-Month LIBOR D + 225 bp, due 11/25/34) [1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event noticeC	784	10
Credit Suisse First Boston USA (Argent Securities Inc, 2004- W11 M10, 1-Month LIBOR D + 350 bp, due 11/25/34) [1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	784	13
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.4% Quarterly	6,500	(305)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR D + 180 bp, due 11/25/34) [1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event noticeC	784	11
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR D + 315 bp, due 11/25/34) [1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event noticeC	784	14
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR D + 135 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	14
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR D + 100 bp, due 1/25/35) [1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event noticeC	784	18
Credit Suisse First Boston USA (iBoxx IG Hi-Vol2) [1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	24,167	75
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR D + 190 bp, due 3/25/35) [1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	14

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR D + 325 bp, due 3/25/35) [1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	19
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR D + 350 bp, due 2/25/34) [1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	1,046	12
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR D + 170 bp, due 2/25/35) [1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	14
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR D + 275 bp, due 2/25/35) [1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event noticeC	784	18
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR D + 153 bp, due 12/25/34) [1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event1 noticeC	784	11
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR D + 240 bp, due 12/25/34) [1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event noticeC	784	13
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3, 1-Month LIBOR D + 375 bp, due 4/25/35) [1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event noticeC	1,046	16
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2, 1-Month LIBOR D + 135 bp, due 9/25/35) [1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	13
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3, 1-Month LIBOR D + 225 bp, due 9/25/35) [1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	18
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2, 1-Month LIBOR D + 130 bp, due 10/25/35) [1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	14
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3, 1-Month LIBOR D + 205 bp, due 10/25/35) [1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	17
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR D + 130 bp, due 1/25/35) [1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	13
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR D + 215 bp, due 1/25/35) [1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event noticeC	784	15
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR D + 325 bp, due 8/25/34) [1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	1,046	18
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR D + 140 bp, due 3/25/35) [1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	784	14
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR D + 205 bp, due 3/25/35) [1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event noticeC	784	17
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR D + 135 bp, due 6/25/35) [1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	784	16
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR D + 195 bp, due 6/25/35) [1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	21
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR D + 155 bp, due 1/25/36) [1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event noticeC	784	13
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBOR D + 250 bp, due 1/25/36) [1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event noticeC	784	16

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBOR D + 230 bp, due 6/25/34) [1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event noticeC	1,046	11
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR D + 165 bp, due 1/25/35) [1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeC	784	24
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBOR D + 260 bp, due 1/25/35) [1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	784	31
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12) [1]	March 20, 2015	Specified amount upon credit event noticeA	0.36% Quarterly	1,170	(4)
Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12) [1]	May 1, 2007	Specified amount upon credit event noticeB	5.25% Quarterly	3,340	232
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.25% Quarterly	1,100	(58)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,300	(134)
Deutsche Bank AG (Fannie Mae, 6.00%, due 5/15/11) [1]	December 20, 2009	Specified amount upon credit event noticeA	0.215% Quarterly	11,700	64
Deutsche Bank AG (Ford Motor Credit Company, 7.00%, due 10/1/13) [1]	December 20, 2010	Specified amount upon credit event noticeA	5.05% Quarterly	17,100	(355)
Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31) [1]	March 20, 2015	Specified amount upon credit event noticeA	2.93% Quarterly	1,700	(415)
Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14) [1]	March 20, 2015	Specified amount upon credit event noticeA	0.29% Quarterly	15,600	165
Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	March 20, 2007	Specified amount upon credit event noticeA	2.28% Quarterly	5,000	(182)
Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33) [1]	March 20, 2015	Specified amount upon credit event noticeA	3.51% Quarterly	1,700	(516)
Deutsche Bank AG (iBoxx IG TMT) [1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeC	7,400	(69)
Deutsche Bank AG (iBoxx 30 Hi-Vol) [1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	7,153	70
Deutsche Bank AG (iBoxx IG Hi-Vol) [1]	March 20, 2009	Specified amount upon credit event noticeA	1.25% Quarterly	9,416	(28)
Deutsche Bank AG (iBoxx IG Hi-Vol2) [1]	September 20, 2014	Specified amount upon credit event noticeA	1.3% Quarterly	8,043	(162)
Deutsche Bank AG 2	January 14, 2007	3-month LIBORD	3.571% Semi-annually	150,920	(1,943)
Deutsche Bank AG 2	October 5, 2008	3-month LIBORD	4.6545% Semi-annually	115,540	(550)
Deutsche Bank AG 2	June 17, 2010	3-month LIBORD	4.3132% Semi-annually	31,430	(686)

Deutsche Bank AG 2	October 11, 2010	3-month LIBORD	4.7077% Semi-annually	206,790	(1,437)
JPMorgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	10,500	(2,206)
JPMorgan Chase & Co. (iBoxx IG Hi-Vol4) [1]	June 20, 2015	0.26% Quarterly	Specified amount upon credit event noticeC	6,000	(35)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	May 1, 2007	Specified amount upon credit event noticeA	5.25% Quarterly	10,000	(367)
Lehman Brothers Holdings Inc. (iBoxx IG Fin 3) [1]	March 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	13,900	88
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2) [1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	8,507	69
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3) [1]	March 20, 2010	1.05% Quarterly	Specified amount upon credit event noticeC	773	6
Lehman Brothers Holdings Inc. [2]	October 7, 2007	3-month LIBORD	4.6012% Semi-Annually	630	(2)
Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14) [1]	June 20, 2009	Specified amount upon credit event noticeA	0.42% Quarterly	2,100	11
Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2015	0.264% Quarterly	Specified amount upon credit event noticeC	15,000	6
RBS Greenwich (DSLA Mortgage Loan Trust 2005 - AR5, 1-Month LIBOR D + 175 bp, due 8/19/45) [1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event noticeA	1,300	(34)
RBS Greenwich (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeA	4.26% Quarterly	25,000	(1,231)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.53% Quarterly	15,000	(99)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.68% Quarterly	25,000	(37)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	5.75% Quarterly	7,500	286
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	6.8% Quarterly	5,900	(1,134)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	7.1% Quarterly	5,800	(1,072)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	7.7% Quarterly	12,500	(2,093)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	8.4% Quarterly	12,500	(1,916)

RBS Greenwich (Harborview Mortgage Loan Trust 2005 - 12, 1-Month LIBOR D + 175 bp, due 10/19/35) [1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event noticeC	1,300	(20)
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005 - AR18, 1-Month LIBOR D + 125 bp, due 10/25/36) [1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event noticeC	1,400	(22)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12) [1]	September 20, 2010	Specified amount upon credit event noticeA	0.47% Quarterly	5,000	(14)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12) [1]	December 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	12,500	(32)
RBS Greenwich (Washington Mutual 2005 - AR11, 1-Month LIBOR D + 120 bp, due 8/25/45) [1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event noticeC	570	(6)
RBS Greenwich (iBoxx IG Hi-Vol 4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	36,300	(95)
RBS Greenwich (iBoxx IG Hi-Vol 4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	11,800	18
RBS Greenwich (iBoxx IG Hi-Vol3) [1]	March 20, 2010	1.05% Quarterly	Specified amount upon credit event noticeC	17,303	82
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,400	(145)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.75% Quarterly	1,900	(52)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	5,000	217
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 ) [1]	June 20, 2010	Specified amount upon credit event noticeA	8.95% Quarterly	5,000	(699)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33) [1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	18,500	(3,886)
The Goldman Sachs Group, Inc. (iBoxx IG Fin 3) [1]	March 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	5,200	33
The Goldman Sachs Group, Inc. (iBoxx IG Fin 3) [1]	March 20, 2015	Specified amount upon credit event noticeA	0.7% Quarterly	5,300	76
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.05% Quarterly	48,333	131
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.05% Quarterly	16,433	117
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.05% Quarterly	32,093	650
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.4% Quarterly	17,600	172
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.4% Quarterly	45,500	522

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	7,190	(16)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	50,000	793
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	100,000	2,254
The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	26,500	(701)

				$1,320,965	(16,340)

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13 ) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.83% Quarterly	$12,500	$(312)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR D + 160 bp, due 6/25/35) [1]	April 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	1,122	19
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR D + 250 bp, due 6/25/35) [1]	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice C	1,122	24
Credit Suisse First Boston USA (ACE Securities Corp. 2005- HE1 M8, 1-Month LIBOR D + 138 bp, due 2/25/35) [1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	1,122	20
Credit Suisse First Boston USA (ACE Securities Corp. 2005- HE1 M9, 1-Month LIBOR D + 220 bp, due 2/25/35) [1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event noticeC	1,122	26
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR D +190 bp, due 10/25/34) [1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event noticeC	1,494	20
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR D + 130 bp, due 3/25/35) [1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event noticeC	1,122	22
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR D + 200 bp, due 3/25/35) [1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event noticeC	1,122	26
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR D + 300 bp, due 3/25/34) [1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event noticeC	1,494	21
Credit Suisse First Boston USA (Argent Securities Inc, 2004- W11 M9, 1-Month LIBOR D + 225 bp, due 11/25/34) [1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event noticeC	1,122	14
Credit Suisse First Boston USA (Argent Securities Inc, 2004- W11 M10, 1-Month LIBOR D + 350 bp, due 11/25/34) [1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	1,122	19
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.4% Quarterly	9,000	(422)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13 ) [1]	September 20, 2010	Specified amount upon credit event noticeA	2.32% Quarterly	2,400	(52)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR D + 180 bp, due 11/25/34) [1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event noticeC	1,122	16
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR D + 315 bp, due 11/25/34) [1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event noticeC	1,122	20
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR D + 135 bp, due 1/25/35) [1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	1,122	20
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR D + 100 bp, due 1/25/35) [1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event noticeC	1,122	26
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR D + 190 bp, due 3/25/35) [1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	1,122	20

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR D + 325 bp, due 3/25/35) [1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	1,122	27
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR D + 350 bp, due 2/25/34) [1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	1,494	17
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR D + 170 bp, due 2/25/35) [1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	1,122	20
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR D + 275 bp, due 2/25/35) [1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event noticeC	1,122	26
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR D + 153 bp, due 12/25/34) [1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event noticeC	1,122	15
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR D + 240 bp, due 12/25/34) [1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event noticeC	1,122	18
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3, 1-Month LIBOR D + 375 bp, due 4/25/35) [1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event noticeC	1,494	23
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2, 1-Month LIBOR D + 130 bp, due 10/25/35) [1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	1,122	20
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3, 1-Month LIBOR D + 205 bp, due 10/25/35) [1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	1,122	25
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2, 1-Month LIBOR D + 135 bp, due 9/25/35) [1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	1,122	19
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3, 1-Month LIBOR D + 225 bp, due 9/25/35) [1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	1,122	26
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR D + 130 bp, due 1/25/35) [1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	1,122	19
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR D + 215 bp, due 1/25/35) [1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event noticeC	1,122	22
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR D + 325 bp, due 8/25/34) [1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event noticeC	1,494	26
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR D + 140 bp, due 3/25/35) [1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event noticeC	1,122	20
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR D + 205 bp, due 3/25/35) [1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event noticeC	1,122	24
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR D + 135 bp, due 6/25/35) [1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event noticeC	1,122	23
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR D + 195 bp, due 6/25/35) [1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	1,122	30
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR D + 155 bp, due 1/25/36) [1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event noticeC	1,122	19
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBOR D + 250 bp, due 1/25/36) [1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event noticeC	1,122	23

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR D + 230 bp, due 6/25/34) [1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event noticeC	1,494	16
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR D + 165 bp, due 1/25/35) [1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeC	1,122	34
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR D + 260 bp, due 1/25/35) [1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event noticeC	1,122	44
Credit Suisse First Boston USA (iBoxx IG Hi-Vol) [1]	March 20, 2009	Specified amount upon credit event noticeA	1.25% Quarterly	48,333	(106)
Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	24,167	75
Credit Suisse First Boston USA (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	3,078	219
Credit Suisse First Boston USA (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	3,078	219
Credit Suisse First Boston USA (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	15,539	561
Credit Suisse First Boston USA (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	11,532	330
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12) [1]	March 20, 2015	Specified amount upon credit event noticeA	0.36% Quarterly	1,265	(4)
Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12) [1]	April 23, 2007	Specified amount upon credit event noticeA	2.95% Quarterly	2,250	90
Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12) [1]	May 1, 2007	Specified amount upon credit event noticeA	5.25% Quarterly	3,460	240
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.25% Quarterly	1,600	(84)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,900	(196)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	September 20, 2010	Specified amount upon credit event noticeA	2.3% Quarterly	3,020	(68)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	September 20, 2010	Specified amount upon credit event noticeA	2.3% Quarterly	5,430	(121)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	September 20, 2010	Specified amount upon credit event noticeA	2.32% Quarterly	3,200	(69)
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11) [1]	December 20, 2009	Specified amount upon credit event noticeA	0.215% Quarterly	17,000	92
Deutsche Bank AG (Ford Motor Credit Company, 7.00%, due 10/1/13) [1]	December 20, 2010	Specified amount upon credit event noticeA	5.05% Quarterly	25,400	(527)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31) [1]	March 20, 2015	Specified amount upon credit event notice A	2.93% Quarterly	2,600	(634)
Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14) [1]	March 20, 2015	Specified amount upon credit event notice A	0.29% Quarterly	25,100	265
Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/12/12) [1]	March 20, 2010	Specified amount upon credit event noticeA	2.28% Quarterly	5,500	(200)
Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33) [1]	March 20, 2015	Specified amount upon credit event noticeA	3.51% Quarterly	2,600	(790)
Deutsche Bank AG (iBoxx 100 HY) [1]	March 20, 2009	Specified amount upon credit event noticeA	4.25% Quarterly	9,700	496
Deutsche Bank AG (iBoxx 100 IG) [1]	March 20, 2009	4.25% Quarterly	Specified amount upon credit event noticeC	3,599	14
Deutsche Bank AG (iBoxx IG Hi-Vol) [1]	March 20, 2009	Specified amount upon credit event noticeA	1.25% Quarterly	13,301	(40)
Deutsche Bank AG (iBoxx IG Hi-Vol2) [1]	September 20, 2014	Specified amount upon credit event noticeA	1.3% Quarterly	11,175	(225)
Deutsche Bank AG (iBoxx IG TMT) [1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeC	6,450	(60)
Deutsche Bank AG (iBoxx IG TMT) [1]	March 20, 2009	0.6% Quarterly	Specified amount. upon credit event noticeC	9,500	(89)
Deutsche Bank AG (iBoxx IG TMT) [1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	9,183	90
Deutsche Bank AG (iBoxx 100 HY) [1]	March 20, 2009	4.25% Quarterly	Specified amount upon credit event noticeC	1,843	(97)
Deutsche Bank AG (iBoxx HY 2) [1]	September 20, 2009	Specified amount upon credit event noticeA	4.8% Quarterly	2,559	241
Deutsche Bank AG (iBoxx HY B) [1]	March 20, 2009	Specified amount upon credit event notice A	5% Quarterly	4,767	321
Deutsche Bank AG (iBoxx HY B) [1]	March 20, 2009	Specified amount upon credit event noticeA	5% Quarterly	9,535	606
Deutsche Bank AG 2	January 14, 2007	3-month LIBORD	3.57059% Quarterly	199,990	(2,574)
Deutsche Bank AG 2	January 10, 2008	3-month LIBORD	3.75381% Semi-annually	143,500	(2,981)
Deutsche Bank AG 2	October 5, 2008	3-month LIBORD	4.6545% Semi-annually	194,330	(924)
Deutsche Bank AG 2	June 17, 2010	3-month LIBORD	4.31323% Semi-annually	41,570	(908)

Deutsche Bank AG 2	October 11, 2010	3-month LIBORD	4.70765% Semi-annually	299,650	(2,082)
JPMorgan Chase & Co. (DJCDX IG4) [1]	June 20, 2015	0.26% Quarterly	Specified amount upon credit event noticeC	7,100	(41)
JPMorgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	14,300	(3,004)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/12/12) [1]	March 20, 2010	Specified amount upon credit event noticeA	3.65% Quarterly	25,000	(917)
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2) [1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	1,450	11
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2) [1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	12,180	98
Lehman Brothers Holdings Inc. (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	3,225	141
Lehman Brothers Holdings Inc. (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	3,323	66
Lehman Brothers Holdings Inc. (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	3,323	66
Lehman Brothers Holdings Inc. (iBoxx IG FIN 3) [1]	March 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	19,700	125
Lehman Brothers Holdings Inc. (iBoxx IG TMT) [1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event noticeC	9,000	(201)
Lehman Brothers Holdings Inc. [2]	October 7, 2007	3-month LIBORD	4.6012% Semi-annually	80,020	(325)
Merrill Lynch & Co., Inc. (DJCDX IG4) [1]	June 20, 2015	0.2642% Quarterly	Specified amount upon credit event noticeC	22,000	9
Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	September 20, 2010	Specified amount upon credit event noticeA	2.3% Quarterly	1,610	(36)
Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14) [1]	June 20, 2009	Specified amount upon credit event noticeB	0.42% Quarterly	2,980	16
RBS Greenwich (DSLA Mortgage Loan Trust 2005 - AR5, 1-Month LIBOR D + 175 bp, due 8/19/45) [1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event noticeA	2,100	(55)
RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13) [1]	December 20, 2010	Specified amount upon credit event noticeA	3.2% Quarterly	19,300	210
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	5.75% Quarterly	7,500	285
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	6.8% Quarterly	7,500	(1,442)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	7.1% Quarterly	8,000	(1,479)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	7.7% Quarterly	12,500	(2,093)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	8.4% Quarterly	12,500	(1,916)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	September 20, 2010	Specified amount upon credit event noticeA	6.1% Quarterly	8,000	(1,661)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	September 20, 2010	Specified amount upon credit event notice A	6.63% Quarterly	19,600	(3,808)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13) [1]	September 20, 2010	Specified amount upon credit event notice A	6.9% Quarterly	10,000	(1,875)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 ) [1]	September 20, 2005	Specified amount upon credit event notice A	7.2% Quarterly	7,820	(1,408)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 ) [1]	December 20, 2010	Specified amount upon credit event notice A	8.95% Quarterly	19,300	(2,558)
RBS Greenwich (Harborview Mortgage Loan Trust 2005 - 12, 1-Month LIBOR D + 175 bp, due 10/19/35) [1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event noticeA	2,000	(31)
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005 - AR18, 1-Month LIBOR D + 125 bp, due 10/25/36) [1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice A	1,900	(30)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11) [1]	September 20, 2010	Specified amount upon credit event notice A	3.55% Quarterly	1,600	(21)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11) [1]	September 20, 2010	Specified amount upon credit event noticeA	3.55% Quarterly	3,900	(51)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11) [1]	September 20, 2010	Specified amount upon credit event noticeA	3.5% Quarterly	3,920	(58)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11) [1]	September 20, 2010	Specified amount upon credit event noticeA	3.67% Quarterly	5,000	(42)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11) [1]	September 20, 2010	Specified amount upon credit event noticeA	3.87% Quarterly	7,700	(56)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12) [1]	September 20, 2010	Specified amount upon credit event noticeA	0.47% Quarterly	5,000	(14)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	12,500	(32)
RBS Greenwich (Washington Mutual 2005 - AR11, 1-Month LIBOR D + 120 bp, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event noticeA	830	(9)
RBS Greenwich (DJCDX 5)[1]	December 20, 2010	Specified amount upon credit event noticeA	2% Quarterly	13,500	217
RBS Greenwich (DJCDX 5)[1]	December 20, 2010	Specified amount upon credit event noticeA	2% Quarterly	30,900	(34)

RBS Greenwich (iBoxx Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	17,700	26
RBS Greenwich (iBoxx Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	38,500	(44)
RBS Greenwich (iBoxx Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	50,000	(131)
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13) [1]	March 20, 2015	Specified amount upon credit event noticeA	1.67% Quarterly	1,900	(196)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.75% Quarterly	2,500	(69)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 ) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.9% Quarterly	10,000	(66)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 ) [1]	June 20, 2010	Specified amount upon credit event noticeA	5.75% Quarterly	10,000	349
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	5.95% Quarterly	500	21
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	5,000	217
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 ) [1]	June 20, 2010	Specified amount upon credit event noticeA	8.95% Quarterly	5,000	(699)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33) [1]	September 20, 2010	Specified amount upon credit event noticeA	6% Quarterly	25,100	(5,273)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33) [1]	September 20, 2010	Specified amount upon credit event notice A	7% Quarterly	42,500	(7,768)
The Goldman Sachs Group, Inc. (iBoxx IG FIN 3) [1]	March 20, 2010	Specified amount upon credit event noticeA	0.5% Quarterly	7,500	48
The Goldman Sachs Group, Inc. (iBoxx IG FIN 3) [1]	March 20, 2015	Specified amount upon credit event noticeA	0.7% Quarterly	7,600	109
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.05% Quarterly	21,847	155
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3) [1]	March 20, 2010	Specified amount upon credit event noticeA	1.05% Quarterly	42,823	868
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.4% Quarterly	23,300	228
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.4% Quarterly	61,600	707
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	31,200	507

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	100,000	2,007
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	10,950	(24)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.9% Quarterly	50,000	558
The Goldman Sachs Group, Inc. (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	4,886	183
The Goldman Sachs Group, Inc. (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	2,912	162
The Goldman Sachs Group, Inc. (iBoxx HY 3) [1]	December 20, 2009	Specified amount upon credit event noticeA	4% Quarterly	3,714	167
The Goldman Sachs Group, Inc. (iBoxx HY 3) [1]	December 20, 2009	4% Quarterly	Specified amount upon credit event noticeC	5,922	177
The Goldman Sachs Group, Inc. (iBoxx HY 4) [1]	June 20, 2010	Specified amount upon credit event noticeA	3.4% Quarterly	2,200	123
The Goldman Sachs Group, Inc. (iBoxx HY 5) [1]	December 20, 2010	Specified amount upon credit event noticeA	2% Quarterly	16,400	(29)
The Goldman Sachs Group, Inc. (iBoxx HY 5) [1]	December 20, 2010	Specified amount upon credit event noticeA	2% Quarterly	10,000	159
The Goldman Sachs Group, Inc . [2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	37,270	(986)
The Goldman Sachs Group, Inc. [2]	September 24, 2009	3.7135% Semi-annually	3-month LIBORD	100,000	3,845

				$2,412,377	$(35,479)

WESTERN ASSET INFLATION INDEXED BOND PLUS PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx HY4) [1]	June 20, 2010	Specified amount upon credit event noticeA	3.60% Quarterly	$9,800	$320
JPMorgan Chase & Co. (Ford Motor Credit Company, 7.00%, due 8/15/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	2.90% Quarterly	5,000	(448)
JPMorgan Chase & Co. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.90% Quarterly	11,700	58
Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11) [1]	June 20, 2010	Specified amount upon credit event noticeA	3.625% Quarterly	2,500	81
Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09) [1]	June 20, 2010	Specified amount upon credit event noticeA	5.50% Quarterly	2,500	(6)
Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10) [1]	March 20, 2007	Specified amount upon credit event noticeA	3.55% Quarterly	5,000	(200)
Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.90% Quarterly	5,000	(55)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12) [1]	June 20, 2010	Specified amount upon credit event noticeA	4.50% Quarterly	7,500	(57)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4) [1]	June 20, 2010	Specified amount upon credit event noticeA	0.90% Quarterly	9,500	(44)

				$58,500	$(351)

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.

B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.

D	London Interbank Offered Rate.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds’ Valuation Committee consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc. (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: March 1, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: March 1, 2006